UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03605

                             Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

                            Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO*	AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 14.4%
ABS Other - 14.4%
Bennington Stark Capital Co. LLC,
0.62%, 9/6/16	$70,000	$69,994
0.56%, 9/12/16	100,000	99,983
Chariot Funding LLC,
0.54%, 9/26/16(1)	135,000	134,947
Charta Corp. LLC,
0.61%, 9/8/16(1)	50,000	49,994
Concord Minutemen Capital Co. LLC, Class A,
0.48%, 9/6/16(1)	70,000	69,995
0.56%, 9/6/16(1)	90,000	89,993
CRC Funding LLC,
0.48%, 9/2/16	65,000	64,999
Gotham Funding Corp.,
0.60%, 9/12/16	67,000	66,988
0.58%, 9/13/16(1)	25,000	24,995
Lexington Parker Capital Co. LLC,
0.43%, 9/1/16(1)	65,000	65,000
0.49%, 9/8/16	88,000	87,992
Liberty Street Funding LLC,
0.62%, 9/23/16	105,000	104,961
0.64%, 9/27/16(1)	30,000	29,986
LMA Americas LLC,
0.69%, 9/1/16(1)	63,000	63,000
Ridgefield Funding Co. LLC,
0.58%, 9/6/16	50,000	49,996
Victory Receivables Corp.,
0.60%, 9/14/16(1)	20,000	19,996
0.61%, 9/15/16(1)	70,000	69,984
0.61%, 9/20/16	30,000	29,991

		1,192,794

Total ABS Commercial Paper (Cost $1,192,794)		1,192,794

CERTIFICATES OF DEPOSIT - 10.1%
Banking - 10.1%
Bank of Montreal, Chicago Branch,
0.48%, 9/15/16	95,000	95,000
Bank of Nova Scotia, Houston Branch,
0.87%, 9/12/16(2)	60,000	60,000
Canadian Imperial Bank of Commerce,
0.85%, 9/1/16	50,000	50,000
Citibank N.A., New York Branch,
0.63%, 9/1/16	85,000	85,000
Mitsubishi UFJ Trust & Banking Corp.,
0.59%, 9/6/16	43,000	43,000
Natixis S.A., New York Branch,
0.64%, 9/13/16	90,000	90,000
Norinchukin Bank, New York Branch,
0.63%, 9/1/16	45,000	45,000
Oversea-Chinese Banking Corp. Ltd.,
0.54%, 9/2/16	23,000	23,000
Royal Bank of Canada, New York Branch,
0.89%, 9/2/16	75,000	75,000
0.83%, 9/19/16(2)	75,000	75,000
Sumitomo Mitsui Banking Corp., New York Branch,
0.57%, 9/7/16	95,000	95,000
Toronto Dominion Bank, New York Branch,
0.60%, 9/16/16	65,000	65,000
Wells Fargo Bank N.A.,
0.79%, 9/22/16(2)	37,000	37,000

		838,000

Total Certificates of Deposit (Cost $838,000)		838,000

COMMERCIAL PAPER - 11.4%
Banking - 6.9%
Bank of Nova Scotia,
0.61%, 9/21/16(1)	45,000	44,985
BNP Paribas S.A., New York Branch,
0.29%, 9/1/16	311,350	311,350
Oversea-Chinese Banking Corp. Ltd.,
0.61%, 9/9/16	92,000	91,988
United Overseas Bank Ltd.,
0.61%, 9/7/16	78,000	77,992
Westpac Banking Corp.,
0.87%, 9/26/16(1)	50,000	49,970

		576,285

Diversified Manufacturing - 0.7%
General Electric Co.,
0.35%, 9/1/16	60,000	60,000

Foreign Agencies - 1.2%
Caisse Des Depots Et Consignations,
0.46%, 9/6/16(1)	96,000	95,994

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO* continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 11.4% continued
Foreign Local Government - 2.1%
NRW.BANK,
0.37%, 9/9/16	$35,000	$34,996
0.48%, 9/13/16	90,000	89,986
0.52%, 9/20/16(1)	45,000	44,987

		169,969

Tobacco - 0.5%
Philip Morris International, Inc.,
0.45%, 9/2/16(1)	45,000	45,000

Total Commercial Paper (Cost $947,248)		947,248

CORPORATE NOTES/BONDS - 0.4%
Foreign Agencies - 0.4%
Export Development Canada,
0.50%, 9/1/16(1) (3)	30,000	30,000

Total Corporate Notes/Bonds (Cost $30,000)		30,000

EURODOLLAR TIME DEPOSITS - 16.8%
Banking - 16.8%
Australia and New Zealand Banking Group,
0.31%, 9/1/16	50,000	50,000
Credit Agricole S.A., London Branch,
0.31%, 9/1/16	150,000	150,000
Credit Industriel et Commercial, Grand Cayman Branch,
0.31%, 9/1/16	300,000	300,000
DBS Bank Ltd., Singapore Branch,
0.56%, 9/12/16	94,000	94,000
Natixis, Grand Cayman Branch,
0.31%, 9/1/16	320,000	320,000
Nordea Bank Finland PLC, New York,
0.30%, 9/1/16	100,000	100,000
Shizuoka Bank Ltd., New York Branch,
0.47%, 9/2/16	68,000	68,000
0.47%, 9/6/16	28,000	28,000
Skandinaviska Enskilda Banken AB, Grand Cayman Branch,
0.30%, 9/1/16	186,306	186,306
Swedbank AB, New York Branch,
0.30%, 9/1/16	100,000	100,000

		1,396,306

Total Eurodollar Time Deposits (Cost $1,396,306)		1,396,306

U.S. GOVERNMENT AGENCIES - 18.8%(4)
Federal Farm Credit Bank - 6.2%
FFCB Discount Notes,
0.63%, 6/28/17(5)	50,000	49,742
0.64%, 8/4/17(5)	50,000	49,705
0.67%, 8/18/17(5)	75,000	74,517

FFCB Notes,
0.45%, 9/1/16(3)	15,000	15,000
0.50%, 9/2/16(3)	50,000	49,998
0.50%, 9/10/16(3)	70,000	69,998
0.52%, 9/13/16(3)	50,000	49,994
0.63%, 9/20/16(3)	50,000	50,000
0.54%, 9/29/16(3)	20,000	19,997
0.51%, 9/30/16(3)	50,000	49,999
0.53%, 9/30/16(3)	37,000	37,002

		515,952

Federal Home Loan Bank - 10.2%
FHLB Bonds,
0.50%, 9/28/16	15,000	15,001
0.75%, 7/20/17	75,000	75,000
FHLB Discount Notes,
0.30%, 10/24/16(5)	150,000	149,934
0.59%, 12/2/16(5)	33,000	32,951
0.60%, 12/14/16(5)	91,000	90,842
0.44%, 1/25/17(5)	50,000	49,912
0.56%, 5/25/17(5)	50,000	49,797
FHLB Notes,
0.57%, 9/7/16(3)	35,000	34,996
0.64%, 9/12/16(3)	20,000	20,000
0.53%, 9/14/16(3)	75,000	75,000
0.51%, 9/20/16(3)	75,000	75,000
0.54%, 9/23/16(2)	30,000	30,000
0.54%, 9/27/16(3)	45,000	45,000
0.68%, 11/13/16(3)	40,000	39,997
0.70%, 11/27/16(3)	60,000	60,000

		843,430

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 18.8%(4) continued
Federal Home Loan Mortgage Corporation - 0.5%
FHLMC Note,
0.50%, 9/16/16(2)	$46,000	$46,000

Federal National Mortgage Association - 1.9%
FNMA Bond,
5.25%, 9/15/16	110,944	111,148
FNMA Notes,
0.51%, 9/5/16(3)	25,000	24,995
0.54%, 9/26/16(3)	20,000	19,999

		156,142

Total U.S. Government Agencies (Cost $1,561,524)		1,561,524

U.S. GOVERNMENT OBLIGATIONS - 21.1%
U.S. Treasury Bills - 5.8%
0.33%, 12/1/16(5)	200,000	199,831
0.45%, 2/23/17(5)	90,000	89,803
0.58%, 8/17/17(5)	100,000	99,438
0.59%, 8/17/17(5)	95,000	94,463

		483,535

U.S. Treasury Floating Rate Notes - 5.9%
0.39%, 9/1/16(3)	149,000	149,000
0.41%, 9/1/16(3)	70,000	69,972
0.50%, 9/1/16(3)	85,000	84,980
0.53%, 9/1/16(3)	87,000	87,000
0.61%, 9/1/16(3)	38,000	37,987
0.51%, 10/31/16(3)	64,000	64,005

		492,944

U.S. Treasury Notes - 9.4%
0.38%, 10/31/16	20,000	20,001
0.63%, 11/15/16	38,000	38,009
0.50%, 11/30/16	15,000	15,000
0.50%, 4/30/17	80,000	79,991
0.88%, 4/30/17	50,000	50,116
0.63%, 5/31/17	235,000	235,101
0.63%, 6/30/17	75,000	75,017
0.75%, 6/30/17	147,000	147,152
0.63%, 7/31/17	50,000	50,007
0.88%, 8/15/17	65,000	65,169

		775,563

Total U.S. Government Obligations (Cost $1,752,042)		1,752,042

MUNICIPAL INVESTMENTS - 9.1%
California - 0.5%
RBC Municipal Products, Inc. Trust Floater Certificate Revenue Bonds, Series E-68,
(Royal Bank of Canada LOC),
0.60%, 9/9/16(1) (6)	39,995	39,995

Colorado - 0.4%
Colorado City Springs Co. Utilities Revenue Bonds, Series C,
0.55%, 9/9/16(6)	36,740	36,740

District of Columbia - 0.6%
District of Columbia University Revenue Bonds, Series B-1, Georgetown University,
(Bank of America N.A. LOC),
0.58%, 9/9/16(6)	17,075	17,075
District of Columbia University Revenue Bonds, Series C-1, Georgetown University,
(Sumitomo Mitsui Banking Corp. LOC),
0.58%, 9/9/16(6)	28,725	28,725

		45,800

Florida - 0.7%
Highlands County Health Facilities Authority Revenue Bonds, Series A, Hospital Adventist Health System,
0.59%, 9/9/16(6)	61,770	61,770

Illinois - 0.6%
Illinois State Finance Authority Revenue Bonds, Subseries C-1, Advocate Health,
0.59%, 9/9/16(6)	50,000	50,000

Iowa - 0.1%
Mason City Clinic,
(Wells Fargo Bank N.A. LOC),
0.83%, 9/9/16(6)	4,100	4,100

Massachusetts - 0.9%
Massachusetts State Water Resources Authority Subordinate General Revenue Refunding Bonds, Series A-1,
0.61%, 9/9/16(6)	75,595	75,595

Michigan - 0.4%
Michigan State Strategic Fund Limited Obligations Revenue Refunding Bonds, Consumers Energy Co.,
(JPMorgan Chase Bank N.A. LOC),
0.63%, 9/9/16(6)	37,200	37,200

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO* continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 9.1% continued
Minnesota - 0.4%
Minnesota State Office of Higher Education Taxable Revenue Bonds, Series A, Supplemental Student,
(U.S. Bank N.A. LOC),
0.56%, 9/9/16(6)	$12,600	$12,600
Oak Park Heights Minnesota MFH Revenue Refunding Bonds, Housing Boutwells Landing,
(FNMA LOC),
0.59%, 9/9/16(6)	21,400	21,400

		34,000

New York - 2.4%
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Subseries B-4,
0.60%, 9/9/16(6)	56,300	56,300
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-1, Fordham University,
(Bank of America N.A. LOC),
0.61%, 9/9/16(6)	27,000	27,000
New York State Energy Research & Development Authority Facilities Revenue Bonds, Series A-3, Consolidated Edison Company of New York, Inc. Project,
(Bank of Nova Scotia LOC),
0.65%, 9/9/16(6)	55,150	55,150
Saratoga County Industrial Development Agency Taxable Revenue Bonds, Globalfoundries,
(JPMorgan Chase Bank N.A. LOC),
0.55%, 9/9/16(6)	21,255	21,255
Triborough Bridge & Tunnel Authority Taxable Revenue Refunding Bonds, Subseries 2A,
(Bank of America N.A. LOC),
0.60%, 9/9/16(6)	16,000	16,000
Triborough Bridge & Tunnel Authority Taxable Revenue Refunding Bonds, Subseries 2B,
(Bank of America N.A. LOC),
0.60%, 9/9/16(6)	24,800	24,800

		200,505

Oregon - 0.4%
Clackamas County Hospital Facility Authority Revenue Bonds, Series A, Legacy Health Systems,
(U.S. Bank N.A. LOC),
0.61%, 9/9/16(6)	32,850	32,850

Pennsylvania - 0.3%
Philadelphia Gas Works Co. Revenue Refunding Bonds, 8th Series E,
(PNC Bank N.A. LOC),
0.58%, 9/9/16(6)	25,170	25,170

Tennessee - 0.5%
Johnson City Health & Educational Facilities Board Hospital Revenue Bonds, Series A, Mountain States Health,
(U.S. Bank N.A. LOC),
0.63%, 9/9/16(6)	29,110	29,110
Sevier County Public Building Authority Revenue Bonds, Series A, Public Improvement,
(Branch Banking & Trust Co. LOC),
0.68%, 9/9/16(6)	16,195	16,195

		45,305

Texas - 0.9%
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue Bonds, Series A, Total Petrochemicals,
(Total S.A. Gtd.),
0.70%, 9/9/16(6)	70,765	70,765

Total Municipal Investments (Cost $759,795)		759,795

Investments, at Amortized Cost ($8,477,709)		8,477,709

REPURCHASE AGREEMENTS - 0.6%
Joint Repurchase Agreements - 0.6%(7) (8)
Bank of America Securities LLC, dated 8/31/16, repurchase price $24,040
0.26%, 9/8/16	24,039	24,039
Societe Generale, New York Branch, dated 8/31/16, repurchase price $24,040
0.32%, 9/8/16	24,038	24,038

		48,077

Total Repurchase Agreements (Cost $48,077)		48,077

Total Investments - 102.7% (Cost $8,525,786)(9)		8,525,786

Liabilities less Other Assets - (2.7)%		(227,035)

NET ASSETS - 100.0%		$8,298,751

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2016 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(2)	Variable rate security. Rate as of August 31, 2016 is disclosed.
(3)	Variable rate security. Rate as of August 31, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	Discount rate at the time of purchase.
(6)	Variable rate security. Rate as of August 31, 2016 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(7)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$21,476	3.13%	8/15/44
U.S. Treasury Notes	$27,533	0.13%	4/15/17 - 4/15/19

Total	$49,009

(8)	Interest rates are reset daily and interest is payable monthly.
(9)	The cost for federal income tax purposes was approximately $8,525,786,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities an other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of August 31, 2016:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Diversified Assets Portfolio(1)	$—	$8,525,786	$—	$8,525,786

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on November 30, 2015.

*	Effective October 1, 2016, the Portfolio converted to a government money market fund and changed its name to “Government Assets Portfolio”.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS - Asset-Backed Securities

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

Gtd. - Guaranteed

MFH - Multifamily Housing

LOC - Letter of Credit

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 43.1%
U.S. Treasury Bills - 15.4%
0.10%, 9/1/16(1)	$50,000	$50,000
0.23%, 9/1/16(1)	125,000	125,000
0.26%, 9/1/16(1)	14,802	14,802
0.26%, 9/8/16(1)	354,947	354,928
0.23%, 9/15/16(1)	100,000	99,991
0.24%, 9/15/16(1)	75,000	74,993
0.25%, 9/15/16(1)	15,000	14,998
0.26%, 9/15/16(1)	102,050	102,039
0.39%, 9/15/16(1)	100,000	99,985
0.46%, 9/15/16(1)	50,000	49,991
0.27%, 9/22/16(1)	200,000	199,967
0.21%, 10/6/16(1)	150	150
0.25%, 10/13/16(1)	3,046	3,045
0.24%, 10/20/16(1)	568	568
0.24%, 10/27/16(1)	7,532	7,529
0.30%, 11/10/16(1)	481	481
0.37%, 11/10/16(1)	200,000	199,854
0.61%, 12/8/16(1)	473,000	472,220
0.70%, 12/8/16(1)	93,000	92,823
0.75%, 12/8/16(1)	100,000	99,799
0.70%, 1/5/17(1)	100,000	99,755
0.71%, 1/5/17(1)	125,000	124,692
0.43%, 2/16/17(1)	100,000	99,799
0.44%, 2/23/17(1)	150,000	149,677
0.67%, 3/2/17(1)	200,000	199,333
0.68%, 3/2/17(1)	100,000	99,659
0.59%, 3/30/17(1)	325,000	323,900
0.66%, 3/30/17(1)	250,000	249,051
0.50%, 4/27/17(1)	80,000	79,741
0.57%, 4/27/17(1)	100,000	99,620
0.58%, 4/27/17(1)	149,000	148,435
0.59%, 4/27/17(1)	100,000	99,612
0.61%, 4/27/17(1)	20,000	19,920
0.51%, 5/25/17(1)	20,000	19,926
0.66%, 5/25/17(1)	50,000	49,754
0.70%, 5/25/17(1)	50,000	49,742
0.57%, 6/22/17(1)	125,000	124,426
0.58%, 8/17/17(1)	100,000	99,443

		4,199,648

U.S. Treasury Floating Rate Notes - 11.8%
0.39%, 9/1/16(2)	375,000	374,983
0.50%, 9/1/16(2)	1,139,300	1,138,327
0.51%, 9/1/16(2)	366,000	365,970
0.53%, 9/1/16(2)	476,440	476,528
0.61%, 9/1/16(2)	850,000	850,363

		3,206,171

U.S. Treasury Notes - 15.9%
0.63%, 10/15/16	50,000	50,017
0.38%, 10/31/16	450,000	449,865
1.00%, 10/31/16	100,000	100,105
0.63%, 11/15/16	425,000	425,057
4.63%, 11/15/16	200,000	201,577
0.50%, 11/30/16	75,000	75,009
0.88%, 11/30/16	750,000	750,211
0.50%, 2/28/17	100,000	99,890
0.88%, 5/15/17	85,000	85,178
0.63%, 5/31/17	650,000	650,236
0.88%, 6/15/17	100,000	100,186
0.75%, 6/30/17	349,000	349,257
2.50%, 6/30/17	200,000	203,012
0.88%, 7/15/17	100,000	100,268
0.50%, 7/31/17	200,000	199,882
0.63%, 7/31/17	50,000	50,007
0.88%, 8/15/17	75,000	75,155
0.63%, 8/31/17	125,000	124,968
1.00%, 9/15/17	250,000	250,866

		4,340,746

Total U.S. Government Obligations (Cost $11,746,565)		11,746,565

Investments, at Amortized Cost ($11,746,565)		11,746,565

REPURCHASE AGREEMENTS - 56.9%
Joint Repurchase Agreements - 0.0%(3) (4)
Bank of America Securities LLC, dated 8/31/16, repurchase price $84
0.26%, 9/8/16	84	84
Societe Generale, New York Branch, dated 8/31/16, repurchase price $84
0.32%, 9/8/16	84	84

		168

Repurchase Agreements - 56.9%(5)
Bank of Nova Scotia, dated 8/31/16, repurchase price $900,008
0.32%, 9/1/16	900,000	900,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 56.9% continued
Repurchase Agreements - 56.9%(5) continued
BNP Paribas S.A., dated 8/11/16, repurchase price $850,281
0.34%, 9/15/16	$850,000	$850,000
BNP Paribas S.A., dated 8/31/16, repurchase price $1,810,015
0.31%, 9/1/16	1,810,000	1,810,000
Citigroup Global Markets, Inc., dated 8/31/16, repurchase price $367,770
0.32%, 9/1/16	367,767	367,767
Credit Suisse Securities, dated 8/31/16, repurchase price $750,007
0.32%, 9/1/16	750,000	750,000
Federal Reserve Bank of New York, dated 8/31/16, repurchase price $4,000,028
0.25%, 9/1/16	4,000,000	4,000,000
Goldman Sachs & Co., dated 8/26/16, repurchase price $250,014
0.29%, 9/2/16	250,000	250,000
Goldman Sachs & Co., dated 8/31/16, repurchase price $1,000,066
0.30%, 9/7/16	1,000,000	1,000,000
Goldman Sachs & Co., dated 8/31/16, repurchase price $500,042
0.30%, 9/7/16	500,000	500,000
HSBC Securities (USA), Inc., dated 8/26/16, repurchase price $600,034
0.29%, 9/2/16	600,000	600,000
HSBC Securities (USA), Inc., dated 8/31/16, repurchase price $1,050,059
0.29%, 9/7/16	1,050,000	1,050,000
HSBC Securities (USA), Inc., dated 8/31/16, repurchase price $100,001
0.26%, 9/1/16	100,000	100,000
HSBC Securities (USA), Inc., dated 8/31/16, repurchase price $395,003
0.29%, 9/1/16	395,000	395,000
ING Financial Markets LLC, dated 8/31/16, repurchase price $200,002
0.30%, 9/1/16	200,000	200,000
JPMorgan Securities LLC, dated 8/31/16, repurchase price $550,005
0.32%, 9/1/16	550,000	550,000
Societe Generale, New York Branch, dated 8/30/16, repurchase price $1,000,064
0.33%, 9/6/16	1,000,000	1,000,000
Societe Generale, New York Branch, dated 8/31/16, repurchase price $430,003
0.32%, 9/1/16	430,000	430,000
Societe Generale, New York Branch, dated 8/31/16, repurchase price $750,048
0.33%, 9/7/16	750,000	750,000

		15,502,767

Total Repurchase Agreements (Cost $15,502,935)		15,502,935

Total Investments - 100.0% (Cost $27,249,500)(6)		27,249,500

Liabilities less Other Assets - 0.0%		(4,454)

NET ASSETS - 100.0%		$27,245,046

(1)	Discount rate at the time of purchase.
(2)	Variable rate security. Rate as of August 31, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$75	3.13%	8/15/44
U.S. Treasury Notes	$97	0.13%	4/15/17 - 4/15/19

Total	$172

(4)	Interest rates are reset daily and interest is payable monthly.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$440,793	0.00%	9/8/16 - 8/17/17
U.S. Treasury Bonds	$3,071,601	0.00% - 8.88%	11/15/16 - 2/15/46
U.S. Treasury Notes	$12,207,629	0.05% - 4.63%	9/30/16 - 8/15/26
U.S. Treasury Strips	$14,543	0.00%	8/15/17 - 8/15/28

Total	$15,734,566

(6)	The cost for federal income tax purposes was approximately $27,249,500,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2016 (UNAUDITED)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of August 31, 2016:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio(1)	$—	$27,249,500	$—	$27,249,500

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2015.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO	AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4%
Alabama - 1.1%
Mobile Downtown Redevelopment Authority Gulf Opportunity Zone Revenue Bonds, Series B, Austal USA LLC Project,
(Wells Fargo Bank N.A. LOC),
0.63%, 9/9/16(1)	$10,455	$10,455

Alaska - 1.0%
Alaska State Housing Finance Corp. Revenue Bonds, Series C, State Capital Project,
0.57%, 9/9/16(1)	3,495	3,495
Alaska State Industrial Development & Export Authority Revenue Refunding Bonds, Series B, Greater Fairbanks,
(U.S. Bank N.A. LOC),
0.56%, 9/9/16(1)	6,000	6,000

		9,495

Arizona - 0.4%
Arizona State Health Facilities Authority Revenue Bonds, Series B, Banner Health,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.53%, 9/9/16(1)	4,000	4,000

California - 8.9%
California State G.O. Unlimited Bonds, Series A-3,
(Bank of Montreal LOC),
0.50%, 9/1/16(1)	3,855	3,855
California State G.O. Unlimited Bonds, Series A-8, Kindergarten Project,
(Citibank N.A. LOC),
0.56%, 9/9/16(1)	6,000	6,000
California State G.O. Unlimited Bonds, Series B, Subseries B-7,
(JPMorgan Chase Bank N.A. LOC),
0.50%, 9/1/16(1)	5,000	5,000
California State Health Facilities Financing Authority Revenue Bonds, Series K, Dignity Health,
(Mizuho Bank Ltd. LOC),
0.65%, 9/9/16(1)	4,000	4,000
California State Pollution Control Financing Authority PCR Refunding Bonds, Series C, Pacific Gas & Electric,
(Mizuho Bank Ltd. LOC),
0.62%, 9/1/16(1)	9,500	9,500
California Statewide Communities Development Authority MFH Revenue Bonds, Series M, South Shore Apartments,
(FHLB of San Francisco LOC),
0.60%, 9/9/16(1)	6,000	6,000
Corona City MFH Revenue Refunding Bonds, Country Hills Project,
(FHLMC LOC),
0.61%, 9/9/16(1)	2,355	2,355
Irvine Ranch Water District Special Assessment Refunding Bonds, Series A,
(Sumitomo Mitsui Banking Corp. LOC),
0.59%, 9/9/16(1)	17,750	17,750
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-4,
0.54%, 9/7/16(1)	6,500	6,500
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Subseries A-8,
0.54%, 9/1/16(1)	4,800	4,800
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series D,
0.54%, 9/9/16(1)	3,000	3,000
Mission Viejo Community Development Financing Authority Revenue Bonds, Series A, Mall Improvement Project,
(MUFG Union Bank N.A. LOC),
0.56%, 9/9/16(1)	1,800	1,800
Nuveen Dividend Advantage Municipal Fund Tax-Exempt Demand Preferred, Series 5,
0.67%, 9/9/16(1) (2)	12,000	12,000
Riverside County Revenue Notes, Series D, Teeter Obligation,
2.00%, 10/12/16	4,000	4,007

		86,567

Colorado - 0.4%
Colorado State Housing & Finance Authority SFM Revenue Bonds, Series 1-A3,
0.58%, 9/9/16(1)	3,860	3,860

Connecticut - 0.5%
Connecticut State Development Authority Revenue Refunding Bonds, Bradley Airport Hotel Project,
(TD Bank N.A. LOC),
0.59%, 9/9/16(1)	4,800	4,800

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
Delaware - 1.0%
University of Delaware Revenue Bonds, Series C,
0.58%, 9/1/16(1)	$10,000	$10,000

District of Columbia - 1.6%
District of Columbia Revenue Bonds, Washington Drama Society,
(JPMorgan Chase Bank N.A. LOC),
0.61%, 9/9/16(1)	8,100	8,100
District of Columbia University Revenue Refunding Bonds, Series B-2, Georgetown University,
(Bank of America N.A. LOC),
0.58%, 9/9/16(1)	7,245	7,245

		15,345

Florida - 0.4%
Florida State Housing Finance Corp. Multifamily Revenue Refunding Bonds, Lighthouse Bay Apartments,
(FHLMC LOC),
0.60%, 9/9/16(1)	4,050	4,050

Georgia - 3.1%
Cobb County Hospital Authority Anticipation Certificate Revenue Bonds, Equipment Pool,
(Wells Fargo Bank N.A. LOC),
0.60%, 9/9/16(1)	11,300	11,300
Monroe County Development Authority PCR Bonds, Oglethorpe Power Corp.,
(Bank of Montreal LOC),
0.56%, 9/9/16(1)	1,675	1,675
Municipal Electric Authority of Georgia Revenue Refunding Bonds, Subseries C,
(TD Bank N.A. LOC),
0.59%, 9/9/16(1)	17,000	17,000

		29,975

Illinois - 4.2%
Illinois State Development Finance Authority Revenue Bonds, Series B, Evanston Northwestern,
0.60%, 9/1/16(1)	9,455	9,455
Illinois State Development Finance Authority Revenue Bonds, St. Ignatius College Project,
(PNC Bank N.A. LOC),
0.70%, 9/9/16(1)	1,500	1,500
Illinois State Finance Authority Revenue Bonds, Series A, University of Chicago Medical Center,
(Bank of America N.A. LOC),
0.57%, 9/1/16(1)	5,000	5,000
Illinois State Health Facilities Authority Revenue Bonds, Memorial Health System,
(JPMorgan Chase Bank N.A. LOC),
0.58%, 9/1/16(1)	9,800	9,800
Illinois State Toll Highway Authority Revenue Bonds, Series A-2D, Senior Priority,
(Royal Bank of Canada LOC),
0.61%, 9/9/16(1)	3,700	3,700
Peoria City IDR Bonds, Peoria Production Shop Project,
(JPMorgan Chase Bank N.A. LOC),
0.84%, 9/9/16(1)	75	75
Tender Option Floater Trust Certifcate Revenue Bonds, Series 2016-ZM0168,
(Royal Bank of Canada LOC),
0.61%, 9/9/16(1) (2)	11,040	11,040

		40,570

Indiana - 1.5%
Indiana Finance Authority Variable Rate Demand Obligation,
0.55%, 9/8/16	10,000	10,000
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series B, Indiana University Health Obligated,
(BMO Harris Bank N.A. LOC),
0.65%, 9/9/16(1)	4,550	4,550

		14,550

Iowa - 4.8%
Hills City Health Facilities Revenue Bonds, Mercy Hospital Project,
(U.S. Bank N.A. LOC),
0.58%, 9/1/16(1)	10,545	10,545
Iowa State Finance Authority College Facilities Revenue Bonds, Drake University Project,
(Wells Fargo Bank N.A. LOC),
0.58%, 9/1/16(1)	22,000	22,000

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
Iowa - 4.8% continued
Iowa State Finance Authority Economic Development Revenue Bonds, Series 2002, Iowa West Foundation Project,
(U.S. Bank N.A. LOC),
0.58%, 9/9/16(1)	$660	$660
Iowa State Finance Authority Educational Facilities Revenue Bonds, Holy Family Catholic Schools,
(U.S. Bank N.A. LOC),
0.58%, 9/1/16(1)	6,200	6,200
Iowa State Finance Authority Health Facilities Revenue Bonds, Great River Medical Center Project,
(JPMorgan Chase Bank N.A. LOC),
0.58%, 9/1/16(1)	7,930	7,930

		47,335

Kansas - 4.1%
Kansas State Development Finance Authority Health Facilities Revenue Bonds, Series J, Ku Health System,
(U.S. Bank N.A. LOC),
0.58%, 9/1/16(1)	7,400	7,400
Leawood City G.O. Unlimited Temporary Notes, Series 1,
2.00%, 9/1/16	3,260	3,260
Mission City MFH Revenue Refunding Bonds, Silverwood Apartment Project,
(FNMA LOC),
0.65%, 9/9/16(1)	11,000	11,000
Olathe City Health Facilities Revenue Bonds, Series B, Olathe Medical Center,
(Bank of America N.A. LOC),
0.58%, 9/1/16(1)	11,100	11,100
University of Kansas Hospital Authority Health Facilities Revenue Bonds,
(U.S. Bank N.A. LOC),
0.58%, 9/1/16(1)	7,575	7,575

		40,335

Kentucky - 1.5%
Lexington-Fayette Urban County Government Revenue Refunding Bonds, Eastland Parkway,
(FHLB of Cincinnati LOC),
0.71%, 9/9/16(1)	1,310	1,310
Louisville & Jefferson County Metropolitan Government Health System Revenue Bonds, Series A, Norton Healthcare,
(PNC Bank N.A. LOC),
0.61%, 9/9/16(1)	6,400	6,400
Louisville & Jefferson County Metropolitan Government Health System Revenue Bonds, Series B, Norton Healthcare,
(PNC Bank N.A. LOC),
0.58%, 9/1/16(3)	6,670	6,670

		14,380

Maine - 0.2%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Bowdoin College,
(JPMorgan Chase Bank N.A. LOC),
0.63%, 9/9/16(1)	2,000	2,000

Maryland - 1.9%
Maryland State Department of Housing & Community Development Administration Multifamily Revenue Bonds, Series F (Non-AMT),
(FHLMC LOC),
0.60%, 9/9/16(1)	3,100	3,100

Washington Suburban Sanitary District G.O. Unlimited BANS, Series B-3,
0.62%, 9/9/16(1)	15,000	15,000

		18,100

Massachusetts - 3.0%
Massachusetts State G.O. Limited Bonds, Series B, Central Artery,
0.58%, 9/1/16(1)	29,000	29,000

Michigan - 2.2%
JP Morgan Chase Putters/Drivers Trust Revenue Bonds, Series 5009,
(JPMorgan Chase Bank N.A. LOC),
0.58%, 9/1/16(1)	7,500	7,500
Michigan State Finance Authority Revenue Bonds, Series D, Healthcare Equipment Loan Program,
(JPMorgan Chase Bank N.A. LOC),
0.59%, 9/9/16(1)	3,845	3,845
University of Michigan General Revenue Bonds, Series A,
0.55%, 9/1/16(1)	10,000	10,000

		21,345

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
Minnesota - 4.6%
Burnsville City MFH Revenue Refunding Bonds, Series A, Berkshire Project,
(FNMA LOC),
0.65%, 9/9/16(1)	$570	$570
Inver City Grove Heights Senior Housing Revenue Refunding Bonds, PHM/Inver Grove, Inc. Project,
(FNMA Escrowed),
0.59%, 9/9/16(1)	12,035	12,035
Minneapolis City St. Paul Housing & Redevelopment Authority Health Care Revenue Bonds, Series B-1, Allina Health System,
(JPMorgan Chase Bank N.A. LOC),
0.57%, 9/1/16(1)	16,200	16,200
Minnesota State Higher Education Facilities Authority Revenue Bonds, Series 6Q, Concordia University, St. Paul,
(U.S. Bank N.A. LOC),
0.58%, 9/1/16(1)	5,600	5,600
Minnesota State Rural Water Finance Authority, Inc. Revenue Notes, Public Projects Construction,
1.00%, 11/1/16	5,000	5,005
Plymouth City MFH Revenue Refunding Bonds, Parkside Apartments Project,
(FNMA LOC),
0.59%, 9/9/16(1)	3,830	3,830
St. Paul City Housing & Redevelopment Authority Healthcare Facilities Revenue Bonds, Healthpartners Obligation Group Project,
(U.S. Treasury Escrowed),
5.25%, 11/15/16(4)	2,000	2,020

		45,260

Mississippi - 3.4%
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series E, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.58%, 9/1/16(1)	5,300	5,300
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series F, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.58%, 9/1/16(1)	2,600	2,600
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series H, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.62%, 9/1/16(1)	2,745	2,745
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series I, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.60%, 9/1/16(1)	12,500	12,500
Mississippi State Hospital Equipment & Facilities Authority Revenue Bonds, Series 2, Mississippi Health,
0.58%, 9/9/16(1)	9,725	9,725

		32,870

Missouri - 1.9%
Missouri State Health & Educational Facilities Authority Revenue Bonds, De Smet Jesuit High School,
(U.S. Bank N.A. LOC),
0.58%, 9/1/16(1)	2,500	2,500

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series B, Bethesda Health Group, Inc.,
(Bank of America N.A. LOC),
0.58%, 9/1/16(1)	3,600	3,600
St. Charles County IDA Revenue Refunding Bonds, Remington Apartments Project,
(FNMA Escrowed),
0.60%, 9/9/16(1)	12,700	12,700

		18,800

Nebraska - 1.4%
Douglas County Hospital Authority No. 2 Revenue Refunding Bonds, Series A, Children’s Hospital,
(U.S. Bank N.A. LOC),
0.58%, 9/1/16(1)	13,420	13,420

Nevada - 0.3%
Clark County Airport Revenue Bonds, Sub Lien, Series D-2B,
(Royal Bank of Canada LOC),
0.61%, 9/9/16(1)	3,000	3,000

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
New Hampshire - 0.1%
New Hampshire State Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue,
(TD Bank N.A. LOC),
0.58%, 9/9/16(1)	$1,290	$1,290

New Jersey - 1.3%
Hudson County Improvement Authority Revenue Notes, Series Y-1, County Guaranteed Pooled Loan Notes,
(Hudson County Improvement Authority Gtd.),
1.75%, 11/11/16	13,000	13,031

New York - 15.1%
Erie County Industrial Development Agency Revenue Bonds, Canisius High School Buffalo,
(Manufacturers & Traders Trust Co. LOC),
0.56%, 9/9/16(1)	13,600	13,600
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding Bonds, Series A-1,
(Royal Bank of Canada LOC),
0.58%, 9/1/16(1)	10,000	10,000
New York City G.O. Unlimited Bonds, Fiscal 2008 Subseries J-5,
0.58%, 9/1/16(1)	2,000	2,000
New York City G.O. Unlimited Bonds, Series A-5,
(Royal Bank of Canada LOC),
0.58%, 9/1/16(1)	800	800
New York City G.O. Unlimited Bonds, Series I, Subseries I-8,
0.58%, 9/1/16(1)	18,360	18,360
New York City G.O. Unlimited Bonds, Subseries D-4,
(New York LOC),
0.58%, 9/1/16(1)	1,500	1,500
New York City G.O. Unlimited Bonds, Subseries L-5,
0.58%, 9/1/16(1)	5,200	5,200
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series C,
0.60%, 9/1/16(1)	11,600	11,600
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-7,
0.56%, 9/9/16(1)	8,750	8,750
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series A-4,
0.58%, 9/1/16(1)	15,000	15,000
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, FFT Senior Communities, Inc.,
(HSBC Bank USA N.A. LOC),
0.62%, 9/9/16(1)	7,435	7,435
New York State Dormitory Authority State Supported Debt Revenue Bonds, City University System Consolidated Fifth General Resolution, Series C,
(Bank of America N.A. LOC),
0.61%, 9/9/16(1)	5,000	5,000
New York State HFA Revenue Bonds, Series A, West Chelsea Housing,
(Wells Fargo Bank N.A. LOC),
0.63%, 9/9/16(1)	10,000	10,000
New York State HFA Revenue Bonds, Series A2, 175 West 60th Street Housing,
(Manufacturers & Traders Trust Co. LOC),
0.63%, 9/9/16(1)	20,000	20,000
Niagara Area Development Corp. Revenue Bonds, Niagara Falls Memorial,
(HSBC Bank USA N.A. LOC),
0.62%, 9/9/16(1)	3,280	3,280

Nuveen Municipal Income Fund Tax-Exempt Demand Preferred, Series 3,
0.62%, 9/9/16(1) (2)	15,000	15,000

		147,525

North Carolina - 3.7%
Forsyth County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds, Recreation Facilities-YWCA Winston,
(Branch Banking & Trust Co. LOC),
0.63%, 9/9/16(1)	100	100
North Carolina State Capital Facilities Finance Agency Recreational Facilities Revenue Bonds, Series A, YMCA of Greater Charlotte Project,
(Branch Banking & Trust Co. LOC),
0.63%, 9/9/16(1)	4,060	4,060
North Carolina State Capital Facilities Finance Agency Recreational Facilities Revenue Bonds, Series B, YMCA of Greater Charlotte Project,
(Branch Banking & Trust Co. LOC),
0.63%, 9/9/16(1)	5,595	5,595

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
North Carolina - 3.7% continued
North Carolina State Medical Care Commission Health Care Facilities Revenue Bonds, Series A-1, Cape Fear Valley Health System,
(Branch Banking & Trust Co. LOC),
0.66%, 9/9/16(1)	$26,000	$26,000

		35,755

Ohio - 2.2%
Cleveland City Airport System Revenue Bonds, Series D,
(U.S. Bank N.A. LOC),
0.56%, 9/9/16(1)	8,000	8,000
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Bonds, Series C, Museum of Art Project,
0.58%, 9/9/16(1)	3,815	3,815
Nuveen Quality Income Municipal Fund Tax-Exempt Demand Preferred, Series 1-1480,
0.68%, 9/9/16(1) (2)	10,000	10,000

		21,815

Oregon - 1.3%
Oregon State G.O. Limited TANS, Series A,
2.00%, 9/15/16	10,000	10,007
Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Series A, Assumption Village Project,
(MUFG Union Bank N.A. LOC),
0.58%, 9/9/16(1)	2,795	2,795

		12,802

Pennsylvania - 4.1%
Butler County IDA Revenue Refunding Bonds, Series A, Concordia Lutheran, (JPMorgan Chase Bank N.A. LOC),
0.55%, 9/9/16(1)	5,585	5,585
JP Morgan Chase Putters/Drivers Trust Revenue Bonds, Series 4323,
(JPMorgan Chase Bank N.A. LOC),
0.64%, 9/1/16(1) (2)	20,000	20,000
Lancaster IDA Revenue Bonds, Series A, Willow Valley Retirement,
(PNC Bank N.A. LOC),
0.60%, 9/9/16(1)	4,100	4,100
Philadelphia School District G.O. Limited Refunding Bonds, Series B,
(Bank of America N.A. LOC),
0.61%, 9/9/16(1)	10,000	10,000

		39,685

South Carolina - 1.5%
Columbia City Waterworks & Sewer System Revenue Bonds,
(Sumitomo Mitsui Banking Corp. LOC),
0.59%, 9/7/16(1)	11,860	11,860
Tender Option Floater Trust Certificate Revenue Bonds, Series 2015-XF2204,
0.58%, 9/9/16(1) (2)	3,000	3,000

		14,860

Tennessee - 2.7%
Blount County Public Building Authority Revenue Bonds, Series E-7-A, Local Government Public Improvement,
(Branch Banking & Trust Co. LOC),
0.64%, 9/9/16(1)	4,830	4,830

Johnson City Health & Educational Facilities Board Hospital Revenue Bonds, Series A, Mountain States Health,
(U.S. Bank N.A. LOC),
0.63%, 9/9/16(1)	8,590	8,590
Metropolitan Government Nashville & Davidson County IDB MFH Revenue Bonds, Series A, Arbor Knoll L.P.,
(FNMA LOC),
0.60%, 9/9/16(1)	13,400	13,400

		26,820

Texas - 3.9%
Dallas Performing Arts Cultural Facilities Corp. Revenue Bonds, Series A, Dallas Center Foundation Project,
(Bank of America N.A. LOC),
0.61%, 9/9/16(1)	6,905	6,905
Harris County G.O. Unlimited Refunding Bonds, Series B,
(U.S. Treasury Escrowed),
4.50%, 10/1/16(4)	7,335	7,359
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding Bonds, Series A, ExxonMobil Project,
0.58%, 9/1/16(1)	10,000	10,000

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
Texas - 3.9% continued
Lubbock Independent School District G.O. Unlimited Bonds, Series A,
(Texas Permanent School Fund Program Guaranty Insured),
0.58%, 9/9/16(1)	$2,320	$2,320
Port Arthur Navigation District Exempt Facilities Revenue Bonds, Total Petrochemicals USA,
(Total S.A. Gtd.),
0.70%, 9/9/16(1)	4,400	4,400
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue Bonds, Total Petrochemicals,
(Total S.A. Gtd.),
0.70%, 9/9/16(1)	5,000	5,000
San Antonio MFH Finance Corp. Revenue Bonds, Artisan San Pedro Apartments,
(FHLMC LOC),
0.60%, 9/9/16(1)	2,400	2,400

		38,384

Utah - 1.0%
Utah County Hospital Revenue Bonds, Series D, IHC Health Services,
0.60%, 9/9/16(1)	10,000	10,000

Virginia - 2.2%
Alexandria IDA Headquarters Facilities Revenue Bonds, Series B, American Academy - Head & Neck,
(Bank of America N.A. LOC),
0.61%, 9/9/16(1)	6,310	6,310
Hanover County EDA Revenue Refunding Bonds, Series D, Bon Secours Health,
(U.S. Bank N.A. LOC),
0.60%, 9/9/16(1)	6,375	6,375
Virginia College Building Authority Educational Facilities Revenue Bonds, University of Richmond Project,
0.63%, 9/9/16(1)	9,200	9,200

		21,885

Washington - 0.8%
Washington State Housing Finance Commission Single Family Revenue Refunding Bonds, Series VR (AMT),
0.60%, 9/9/16(1)	7,500	7,500

Wisconsin - 2.6%
Madison Metropolitan School District Tax & Revenue Anticipation Promissory Notes,
2.00%, 9/8/16	16,000	16,005
PMA Levy & Aid RANS, Series C,
2.00%, 9/26/16	1,800	1,802
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series C, Aurora Healthcare,
(Bank of Montreal LOC),
0.58%, 9/1/16(1)	7,400	7,400

		25,207

Municipal States Pooled Securities - 0.5%
FHLMC MFH Certificate Revenue Bonds, Series M027, Class A,
0.59%, 9/9/16(1) (5)	4,805	4,805

Total Municipal Investments (Cost $940,876)		940,876

Total Investments - 96.4% (Cost $940,876)(6)		940,876

Other Assets less Liabilities - 3.6%		35,620

NET ASSETS - 100.0%		$976,496

(1)	Variable rate security. Rate as of August 31, 2016 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(3)	Variable rate security. Rate as of August 31, 2016 is disclosed.
(4)	Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(5)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	The cost for federal income tax purposes was approximately $940,876,000.

Percentages shown are based on Net Assets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued	AUGUST 31, 2016 (UNAUDITED)

At August 31, 2016, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Hospital	26.1%
Housing	12.8
Miscellaneous Revenues	8.3
University	8.2
Water & Sewer	5.9
Transportation	5.1
All other sectors less than 5%	33.6

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of August 31, 2016:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Tax-Exempt Portfolio(1)	$—	$940,876	$—	$940,876

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2015.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

HFA - Housing Finance Agency

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LOC - Letter of Credit

MFH - Multifamily Housing

PCR - Pollution Control Revenue

RANS - Revenue Anticipation Notes

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 48.4%(1)
Federal Farm Credit Bank - 15.1%
FFCB Bond,
0.80%, 6/16/17	$5,000	$5,005
FFCB Discount Notes,
0.37%, 9/1/16(2)	18,000	18,000
0.35%, 9/2/16(2)	11,000	11,000
0.61%, 9/8/16(2)	6,000	5,999
0.63%, 9/20/16(2)	6,000	5,998
0.57%, 9/27/16(2)	8,000	7,997
0.57%, 9/29/16(2)	4,000	3,998
0.63%, 10/4/16(2)	11,000	10,994
0.39%, 10/7/16(2)	8,000	7,997
0.62%, 10/12/16(2)	15,000	14,990
0.59%, 10/13/16(2)	8,000	7,995
0.38%, 10/18/16(2)	11,000	10,995
0.44%, 10/21/16(2)	10,500	10,494
0.61%, 10/27/16(2)	10,000	9,991
0.45%, 11/1/16(2)	10,500	10,492
0.51%, 11/2/16(2)	7,000	6,994
0.52%, 11/28/16(2)	25,000	24,969
0.53%, 12/14/16(2)	5,000	4,992
0.56%, 12/20/16(2)	9,000	8,985
0.54%, 1/4/17(2)	5,000	4,991
0.54%, 1/6/17(2)	20,000	19,963
0.68%, 1/17/17(2)	15,000	14,961
0.67%, 1/23/17(2)	10,000	9,974
0.56%, 2/1/17(2)	25,000	24,942
0.56%, 2/2/17(2)	5,000	4,988
0.68%, 2/7/17(2)	19,000	18,944
0.57%, 2/10/17(2)	13,000	12,967
0.74%, 2/14/17(2)	10,000	9,966
0.74%, 2/17/17(2)	10,000	9,966
0.69%, 2/22/17(2)	17,000	16,944
0.67%, 2/24/17(2)	25,000	24,919
0.55%, 3/7/17(2)	5,000	4,986
0.61%, 3/8/17(2)	2,000	1,994
0.61%, 3/10/17(2)	10,000	9,968
0.62%, 3/17/17(2)	5,000	4,983
0.61%, 4/11/17(2)	3,000	2,989
0.64%, 4/19/17(2)	5,000	4,980
0.64%, 5/9/17(2)	3,000	2,987
0.61%, 5/18/17(2)	2,000	1,991
0.61%, 6/2/17(2)	6,000	5,973
0.63%, 6/28/17(2)	4,000	3,979
0.64%, 7/3/17(2)	7,000	6,963
0.55%, 7/6/17(2)	3,000	2,986
0.64%, 7/7/17(2)	12,000	11,935
0.63%, 7/12/17(2)	10,000	9,946
0.64%, 7/13/17(2)	9,000	8,950
0.66%, 8/3/17(2)	9,000	8,945
0.66%, 8/4/17(2)	6,000	5,963
0.66%, 8/15/17(2)	3,000	2,981
0.67%, 8/18/17(2)	2,000	1,987

FFCB Notes,
0.65%, 9/1/16(3)	10,000	9,998
0.50%, 9/2/16(3)	25,000	24,999
0.63%, 9/5/16(3)	20,000	19,991
0.52%, 9/6/16(3)	10,000	10,002
0.56%, 9/7/16(3)	14,000	14,000
0.49%, 9/9/16(3)	18,000	17,999
0.50%, 9/10/16(3)	20,000	19,999
0.60%, 9/18/16(3)	9,000	8,999
0.48%, 9/20/16(3)	9,000	9,000
0.63%, 9/20/16(3)	10,000	10,000
0.63%, 9/21/16(3)	27,000	26,996
0.65%, 9/25/16(3)	20,000	20,000
0.54%, 9/29/16(3)	13,000	13,003
0.51%, 9/30/16(3)	24,000	24,000
0.57%, 10/18/16(3)	9,000	8,999

		704,881

Federal Home Loan Bank - 21.4%
FHLB Bonds,
0.51%, 9/2/16	26,000	26,000
4.75%, 12/16/16	10,000	10,120
0.54%, 1/9/17	25,000	24,998
0.43%, 1/11/17	21,000	20,998
0.45%, 1/18/17	18,000	17,996
0.47%, 1/20/17	16,000	15,997
0.56%, 1/20/17	27,000	26,998
0.47%, 1/25/17	22,000	21,996
4.88%, 5/17/17	8,000	8,237
0.88%, 5/24/17	8,000	8,011
FHLB Discount Notes,
0.39%, 9/7/16(2)	55,000	54,996
0.39%, 9/20/16(2)	19,000	18,996
0.41%, 9/21/16(2)	40,000	39,991
0.38%, 10/26/16(2)	20,000	19,989
0.35%, 11/2/16(2)	120,000	119,928

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 48.4%(1) continued
Federal Home Loan Bank - 21.4% continued
0.36%, 11/14/16(2)	$13,000	$12,991
0.35%, 12/13/16(2)	175,000	174,825
0.55%, 1/27/17(2)	42,000	41,906
0.61%, 2/10/17(2)	8,000	7,978
0.59%, 2/24/17(2)	10,000	9,972
FHLB Notes,
0.49%, 9/2/16(3)	30,000	30,000
0.53%, 9/7/16(3)	6,000	6,000
0.50%, 9/21/16(3)	30,000	30,000
0.51%, 9/21/16(3)	13,000	12,999
0.51%, 9/27/16(3)	29,000	29,000
0.54%, 9/27/16(3)	5,000	5,000
0.65%, 11/7/16(3)	21,000	20,999
0.67%, 11/10/16(3)	38,000	37,997
0.68%, 11/13/16(3)	30,000	29,998
0.67%, 11/17/16(3)	50,000	49,996
0.67%, 11/25/16(4)	22,000	22,000
0.67%, 11/26/16(3)	40,000	40,000

		996,912

Federal Home Loan Mortgage Corporation - 7.0%
FHLMC Bonds,
0.75%, 3/9/17	25,000	25,000
0.75%, 7/14/17	9,000	9,008
FHLMC Discount Note,
0.35%, 9/19/16(2)	100,000	99,983
FHLMC Notes,
0.51%, 9/12/16(3)	89,000	89,008
0.52%, 9/12/16(3)	45,000	44,998
0.51%, 9/13/16(3)	20,000	19,999
0.64%, 9/21/16(3)	24,000	23,998
0.56%, 9/27/16(3)	12,000	11,999

		323,993

Federal National Mortgage Association - 4.9%
FNMA Bonds,
5.00%, 2/13/17	24,000	24,454
5.38%, 6/12/17	5,000	5,182
FNMA Discount Notes,
0.24%, 9/1/16(2)	23,959	23,959
0.36%, 9/19/16(2)	55,000	54,990
0.22%, 10/3/16(2)	23,920	23,913
0.37%, 10/3/16(2)	33,257	33,244
FNMA Notes,
0.51%, 9/8/16(3)	39,000	38,996
0.54%, 9/26/16(3)	25,000	24,999

		229,737

Total U.S. Government Agencies (Cost $2,255,523)		2,255,523

U.S. GOVERNMENT OBLIGATIONS - 11.6%
U.S. Treasury Bill - 0.2%
0.67%, 3/2/17(2)	10,000	9,967

U.S. Treasury Floating Rate Notes - 2.1%
0.41%, 9/1/16(3)	10,000	10,000
0.53%, 9/1/16(3)	10,000	9,999
0.61%, 9/1/16(3)	57,000	57,029
0.51%, 10/31/16(3)	20,000	19,997

		97,025

U.S. Treasury Notes - 9.3%
1.00%, 10/31/16	45,000	45,029
0.63%, 11/15/16	29,000	29,001
4.63%, 11/15/16	30,000	30,237
0.50%, 11/30/16	65,000	64,990
0.88%, 11/30/16	23,000	23,015
0.75%, 1/15/17	104,000	104,033
0.50%, 1/31/17	43,000	42,990
3.00%, 2/28/17	20,000	20,238
0.63%, 5/31/17	64,000	64,025
0.63%, 6/30/17	10,000	10,002

		433,560

Total U.S. Government Obligations (Cost $540,552)		540,552

Investments, at Amortized Cost ($2,796,075)		2,796,075

REPURCHASE AGREEMENTS - 40.5%
Joint Repurchase Agreements - 1.7%(5) (6)
Bank of America Securities LLC, dated 8/31/16, repurchase price $40,610
0.26%, 9/8/16	40,607	40,608
Societe Generale, New York Branch, dated 8/31/16, repurchase price $40,610
0.32%, 9/8/16	40,607	40,607

		81,215

Repurchase Agreements - 38.8%(7)
Bank of America N.A., dated 8/31/16, repurchase price $650,006
0.33%, 9/1/16	650,000	650,000

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 40.5% continued
Repurchase Agreements - 38.8%(7) continued
BNP Paribas S.A., dated 8/15/16, repurchase price $150,053
0.36%, 9/19/16	$150,000	$150,000
BNP Paribas S.A., dated 8/31/16, repurchase price $250,002
0.33%, 9/1/16	250,000	250,000
Citigroup Global Markets, Inc., dated 8/31/16, repurchase price $112,753
0.34%, 9/1/16	112,752	112,752
Citigroup Global Markets, Inc., dated 8/31/16, repurchase price $167,234
0.32%, 9/1/16	167,233	167,233
JPMorgan Securities LLC, dated 8/31/16, repurchase price $375,004
0.34%, 9/1/16	375,000	375,000
Societe Generale, New York Branch, dated 8/25/16, repurchase price $100,007
0.35%, 9/1/16	100,000	100,000

		1,804,985

Total Repurchase Agreements (Cost $1,886,200)		1,886,200

Total Investments - 100.5% (Cost $4,682,275)(8)		4,682,275

Liabilities less Other Assets - (0.5)%		(23,699)

NET ASSETS - 100.0%		$4,658,576

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of August 31, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(4)	Variable rate security. Rate as of August 31, 2016 is disclosed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$36,279	3.13%	8/15/44
U.S. Treasury Notes	$46,510	0.13%	4/15/17 - 4/15/19

Total	$82,789

(6)	Interest rates are reset daily and interest is payable monthly.
(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$16,518	0.85%	10/20/17
FHLMC	$348,134	2.03% - 8.00%	1/1/20 - 9/1/46
FNMA	$1,008,927	1.22% - 7.00%	8/1/17 - 4/1/49
GNMA	$109,294	1.88% - 4.50%	9/20/17 - 5/20/66
U.S. Treasury Notes	$372,450	0.13% - 2.13%	3/31/17 - 5/15/26

Total	$1,855,323

(8)	The cost for federal income tax purposes was approximately $4,682,275,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of August 31, 2016:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio(1)	$—	$4,682,275	$—	$4,682,275

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2015.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued	AUGUST 31, 2016 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 56.9%(1)
Federal Farm Credit Bank - 22.9%
FFCB Bond,
4.88%, 1/17/17	$20,576	$20,901
FFCB Discount Notes,
0.20%, 9/1/16(2)	125,000	125,000
0.35%, 9/2/16(2)	38,000	38,000
0.61%, 9/8/16(2)	22,000	21,997
0.41%, 9/16/16(2)	100,000	99,983
0.63%, 9/20/16(2)	22,000	21,993
0.57%, 9/27/16(2)	32,000	31,987
0.57%, 9/29/16(2)	17,000	16,993
0.63%, 10/4/16(2)	38,000	37,978
0.43%, 10/5/16(2)	100,000	99,960
0.54%, 10/5/16(2)	25,000	24,988
0.38%, 10/7/16(2)	25,000	24,991
0.39%, 10/7/16(2)	28,000	27,989
0.62%, 10/12/16(2)	35,000	34,976
0.59%, 10/13/16(2)	32,000	31,978
0.38%, 10/18/16(2)	38,000	37,982
0.44%, 10/21/16(2)	38,000	37,977
0.76%, 10/26/16(2)	75,000	74,914
0.61%, 10/27/16(2)	44,000	43,959
0.45%, 11/1/16(2)	38,000	37,972
0.51%, 11/2/16(2)	26,000	25,978
0.76%, 11/4/16(2)	100,000	99,867
0.43%, 11/14/16(2)	75,000	74,935
0.64%, 11/18/16(2)	25,000	24,966
0.65%, 11/18/16(2)	25,000	24,965
0.40%, 11/21/16(2)	20,000	19,982
0.42%, 12/9/16(2)	30,000	29,966
0.53%, 12/14/16(2)	21,000	20,968
0.63%, 12/14/16(2)	26,000	25,953
0.56%, 12/20/16(2)	42,000	41,929
0.58%, 12/20/16(2)	24,000	23,958
0.66%, 12/21/16(2)	40,000	39,920
0.37%, 12/23/16(2)	30,000	29,966
0.54%, 1/4/17(2)	21,000	20,961
0.63%, 1/9/17(2)	65,000	64,854
0.68%, 1/17/17(2)	50,000	49,872
0.55%, 1/18/17(2)	100,000	99,792
0.57%, 1/18/17(2)	10,000	9,978
0.67%, 1/23/17(2)	44,000	43,884
0.56%, 1/25/17(2)	20,000	19,955
0.56%, 1/27/17(2)	10,000	9,977
0.56%, 2/1/17(2)	22,000	21,949
0.56%, 2/2/17(2)	17,000	16,960
0.57%, 2/7/17(2)	25,000	24,938
0.71%, 2/7/17(2)	28,000	27,913
0.55%, 2/10/17(2)	30,000	29,927
0.57%, 2/10/17(2)	51,000	50,871
0.55%, 2/13/17(2)	25,000	24,938
0.74%, 2/14/17(2)	43,000	42,855

0.74%, 2/17/17(2)	45,000	44,846
0.55%, 3/7/17(2)	23,000	22,936
0.61%, 3/8/17(2)	12,000	11,962
0.61%, 3/10/17(2)	38,000	37,880
0.62%, 3/17/17(2)	21,000	20,930
0.61%, 4/4/17(2)	18,000	17,936
0.61%, 4/11/17(2)	10,000	9,963
0.60%, 4/19/17(2)	25,000	24,906
0.64%, 4/19/17(2)	21,000	20,915
0.60%, 4/25/17(2)	50,000	49,807
0.64%, 4/27/17(2)	13,000	12,946
0.63%, 5/2/17(2)	25,000	24,895
0.58%, 5/8/17(2)	50,000	49,803
0.64%, 5/9/17(2)	14,000	13,939
0.64%, 5/15/17(2)	37,000	36,834
0.61%, 5/18/17(2)	10,000	9,957
0.61%, 6/2/17(2)	28,000	27,872
0.64%, 6/7/17(2)	55,000	54,731
0.66%, 6/21/17(2)	25,000	24,868
0.63%, 6/28/17(2)	22,000	21,886
0.64%, 7/3/17(2)	33,000	32,824
0.55%, 7/6/17(2)	17,000	16,921
0.64%, 7/7/17(2)	58,000	57,686
0.61%, 7/11/17(2)	10,000	9,948
0.63%, 7/12/17(2)	47,000	46,746
0.64%, 7/13/17(2)	44,000	43,757
0.65%, 7/28/17(2)	15,000	14,912
0.64%, 8/3/17(2)	48,000	47,718
0.66%, 8/3/17(2)	45,000	44,727
0.65%, 8/4/17(2)	15,000	14,910
0.66%, 8/4/17(2)	29,000	28,824
0.66%, 8/15/17(2)	23,000	22,855
0.67%, 8/18/17(2)	11,000	10,929
FFCB Notes,
0.44%, 9/1/16(3)	85,000	85,000
0.65%, 9/1/16(3)	95,000	94,981
0.50%, 9/2/16(3)	88,000	87,996

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 56.9%(1) continued
Federal Farm Credit Bank - 22.9% continued
0.67%, 9/4/16(3)	$34,000	$33,995
0.48%, 9/5/16(3)	107,000	106,997
0.63%, 9/5/16(3)	49,000	48,979
0.47%, 9/6/16(3)	67,000	67,000
0.48%, 9/6/16(4)	37,500	37,500
0.52%, 9/6/16(3)	40,000	40,010
0.63%, 9/6/16(3)	36,500	36,496
0.56%, 9/7/16(3)	58,000	58,000
0.67%, 9/8/16(3)	34,000	33,997
0.49%, 9/9/16(3)	20,000	20,000
0.50%, 9/10/16(3)	70,000	69,998
0.63%, 9/12/16(3)	48,000	47,995
0.67%, 9/12/16(3)	50,000	49,993
0.46%, 9/14/16(3)	20,000	20,000
0.52%, 9/14/16(3)	102,000	102,012
0.56%, 9/15/16(3)	20,000	20,004
0.60%, 9/18/16(3)	145,000	144,995
0.51%, 9/19/16(3)	25,000	25,003
0.48%, 9/20/16(3)	33,000	32,999
0.54%, 9/20/16(3)	50,000	49,984
0.63%, 9/20/16(3)	45,000	45,000
0.50%, 9/21/16(3)	5,000	4,997
0.63%, 9/21/16(3)	125,014	124,996
0.50%, 9/22/16(3)	159,000	158,990
0.54%, 9/22/16(3)	159,000	158,765
0.49%, 9/23/16(4)	36,000	36,000
0.50%, 9/23/16(3)	56,000	56,000
0.49%, 9/24/16(3)	56,000	55,999
0.54%, 9/27/16(3)	144,750	144,554
0.54%, 9/29/16(3)	25,000	25,007
0.51%, 9/30/16(3)	82,000	81,999
0.57%, 10/18/16(3)	45,000	44,994

		5,119,299

Federal Home Loan Bank - 33.1%
FHLB Bonds,
0.51%, 9/2/16	121,000	121,000
4.75%, 12/16/16	68,000	68,813
0.54%, 1/9/17	115,000	114,993
0.45%, 1/18/17	88,000	87,979
0.46%, 1/20/17	20,000	19,996
0.56%, 1/20/17	106,000	105,994
0.47%, 1/25/17	110,000	109,980
0.53%, 4/28/17	20,000	19,986
4.88%, 5/17/17	36,000	37,067
0.88%, 5/24/17	37,000	37,050
FHLB Discount Notes,
0.36%, 9/1/16(2)	94,000	94,000
0.35%, 9/6/16(2)	90,000	89,996
0.39%, 9/7/16(2)	240,000	239,984
0.40%, 9/7/16(2)	170,000	169,989

0.41%, 9/7/16(2)	43,000	42,997
0.40%, 9/8/16(2)	25,000	24,998
0.39%, 9/12/16(2)	21,000	20,998
0.40%, 9/12/16(2)	25,000	24,997
0.39%, 9/13/16(2)	25,000	24,997
0.41%, 9/14/16(2)	125,000	124,981
0.39%, 9/15/16(2)	25,000	24,996
0.40%, 9/15/16(2)	25,000	24,996
0.40%, 9/16/16(2)	212,000	211,965
0.39%, 9/19/16(2)	11,000	10,998
0.40%, 9/19/16(2)	10,000	9,998
0.41%, 9/21/16(2)	302,000	301,931
0.37%, 10/5/16(2)	640,000	639,776
0.45%, 10/12/16(2)	25,000	24,987
0.38%, 10/13/16(2)	215,000	214,907
0.39%, 10/14/16(2)	181,000	180,917
0.48%, 10/14/16(2)	25,000	24,986
0.45%, 10/17/16(2)	45,000	44,975
0.45%, 10/25/16(2)	20,000	19,986
0.38%, 10/26/16(2)	85,000	84,951
0.35%, 11/2/16(2)	165,000	164,901
0.54%, 11/7/16(2)	60,000	59,940
0.36%, 11/14/16(2)	497,000	496,637
0.35%, 11/16/16(2)	340,000	339,753
0.33%, 11/28/16(2)	70,000	69,941
0.35%, 12/12/16(2)	172,000	171,829
0.35%, 12/13/16(2)	215,000	214,785
0.36%, 12/15/16(2)	100,000	99,895
0.55%, 1/27/17(2)	173,000	172,612
0.61%, 2/10/17(2)	33,000	32,911
0.59%, 2/24/17(2)	43,000	42,878
0.58%, 5/1/17(2)	73,000	72,715
0.64%, 8/3/17(2)	100,000	99,412
FHLB Notes,
0.58%, 9/1/16(3)	289,000	289,000
0.49%, 9/2/16(3)	60,000	60,000
0.53%, 9/7/16(3)	27,000	27,000

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 56.9%(1) continued
Federal Home Loan Bank - 33.1% continued
0.57%, 9/7/16(3)	$45,000	$44,995
0.60%, 9/17/16(3)	35,000	35,000
0.50%, 9/21/16(3)	36,000	36,000
0.51%, 9/21/16(3)	47,000	46,998
0.53%, 9/25/16(3)	170,000	169,996
0.61%, 9/26/16(3)	50,000	50,000
0.51%, 9/27/16(3)	141,500	141,500
0.61%, 9/27/16(3)	40,000	40,000
0.51%, 9/28/16(3)	64,000	64,000
0.65%, 11/7/16(3)	78,000	77,995
0.67%, 11/10/16(3)	143,000	142,990
0.68%, 11/13/16(3)	100,000	99,993
0.67%, 11/17/16(3)	175,000	174,987
0.81%, 11/22/16(3)	35,000	35,000
0.67%, 11/25/16(4)	196,000	196,000
0.66%, 11/26/16(3)	100,000	100,000
0.67%, 11/26/16(3)	120,000	120,000

		7,390,827

Tennessee Valley Authority - 0.9%
TVA Discount Notes,
0.29%, 9/20/16(2)	156,000	155,976
0.27%, 9/27/16(2)	42,000	41,992

		197,968

Total U.S. Government Agencies (Cost $12,708,094)		12,708,094

U.S. GOVERNMENT OBLIGATIONS - 11. 4%
U.S. Treasury Bills - 1.8%
0.30%, 10/20/16(2)	365,000	364,846
0.67%, 3/2/17(2)	45,000	44,850

		409,696

U.S. Treasury Floating Rate Notes - 1.3%
0.41%, 9/1/16(3)	76,000	75,975
0.42%, 9/1/16(3)	14,000	14,000
0.53%, 9/1/16(3)	45,000	44,994
0.61%, 9/1/16(3)	141,000	141,077

		276,046

U.S. Treasury Notes - 8.3%
1.00%, 10/31/16	98,000	98,064
0.63%, 11/15/16	111,472	111,476
4.63%, 11/15/16	165,000	166,301
0.50%, 11/30/16	246,000	245,960
0.88%, 11/30/16	100,000	100,065
0.75%, 1/15/17	340,000	340,108
0.50%, 1/31/17	186,000	185,958
3.00%, 2/28/17	93,000	94,108
1.00%, 3/31/17	75,000	75,214
0.63%, 5/31/17	391,000	391,150
0.63%, 6/30/17	44,000	44,010

		1,852,414

Total U.S. Government Obligations (Cost $2,538,156)		2,538,156

Investments, at Amortized Cost (Cost $15,246,250)		15,246,250

REPURCHASE AGREEMENTS - 31. 7%(5)
Repurchase Agreements - 31.7%
Bank of America N.A., dated 8/31/16, repurchase price $395,003
0.33%, 9/1/16	395,000	395,000
Bank of Nova Scotia, dated 8/31/16, repurchase price $300,003
0.34%, 9/1/16	300,000	300,000
BNP Paribas S.A., dated 8/31/16, repurchase price $1,955,018
0.33%, 9/1/16	1,955,000	1,955,000
BNP Paribas S.A., dated 8/31/16, repurchase price $195,002
0.31%, 9/1/16	195,000	195,000
Citigroup Global Markets, Inc., dated 8/31/16, repurchase price $95,695
0.34%, 9/1/16	95,694	95,694
Federal Reserve Bank of New York, dated 8/31/16, repurchase price $2,750,020
0.25%, 9/1/16	2,750,000	2,750,000
HSBC Securities (USA), Inc., dated 8/31/16, repurchase price $475,004
0.31%, 9/1/16	475,000	475,000
Societe Generale, New York Branch, dated 8/31/16, repurchase price $100,001
0.32%, 9/1/16	100,000	100,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued	AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 31.7%(5) continued
Repurchase Agreements - 31.7% continued
Societe Generale, New York Branch, dated 8/31/16, repurchase price $815,007
0.33%, 9/1/16	$815,000	$815,000

		7,080,694

Total Repurchase Agreements (Cost $7,080,694)		7,080,694

Total Investments - 100.0% (Cost $22,326,944)(6)		22,326,944

Liabilities less Other Assets - 0.0%		(1,528)

NET ASSETS - 100.0%		$22,325,416

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of August 31, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.

(4) Variable rate security. Rate as of August 31, 2016 is disclosed.

(5) The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$40,841	0.88% - 5.13%	12/16/16 - 9/11/20
FHLMC	$616,416	0.00% - 8.00%	10/14/16 - 12/1/47
FNMA	$1,332,966	0.00% - 7.50%	10/26/17 - 8/1/48
GNMA	$1,316,987	1.88% - 7.00%	3/20/21 - 6/20/66
U.S. Treasury Bills	$2,017	0.00%	10/20/16 - 1/26/17
U.S. Treasury Bonds	$567,162	0.00% - 8.88%	8/15/17 - 2/15/46
U.S. Treasury Notes	$3,277,055	0.38% - 3.75%	9/30/16 - 5/15/26
U.S. Treasury Strips	$45,984	0.00%	11/15/22 - 5/15/25

Total	$7,199,428

(6)	The cost for federal income tax purposes was approximately $22,326,944,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurements date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of August 31, 2016:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio(1)	$—	$22,326,944	$—	$22,326,944

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2015.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 85.5%
Alabama - 0.4%
Dothan Downtown Redevelopment Authority Revenue Bonds, Northside Mall Project,
(U.S. Bank N.A. LOC),
0.60%, 9/9/16(1)	$12,000	$12,000
Tuscaloosa County Industrial Development Authority Gulf Opportunity Zone Revenue Bonds, Series A, Hunt Refining Project,
(JPMorgan Chase Bank N.A. LOC),
0.59%, 9/9/16(1)	6,000	6,000

		18,000

Alaska - 1.3%
Alaska State Housing Finance Corp. Revenue Bonds, Series A (AMT), Home Mortgage,
0.63%, 9/1/16(1)	9,960	9,960
Alaska State Housing Finance Corp. Revenue Bonds, Series C, State Capital Project,
0.57%, 9/9/16(1)	33,325	33,325
Alaska State Industrial Development & Export Authority Revenue Refunding Bonds, Series A, Greater Fairbanks,
(MUFG Union Bank N.A. LOC),
0.57%, 9/9/16(1)	11,225	11,225

		54,510

Arizona - 1.6%
Arizona State Health Facilities Authority Revenue Bonds, Series B, Banner Health,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.53%, 9/9/16(1)	9,000	9,000
Arizona State Health Facilities Authority Revenue Bonds, Series E, Banner Health,
(Bank of America N.A. LOC),
0.63%, 9/9/16(1)	40,000	40,000
Phoenix City Industrial Development Authority Revenue Bonds, Series A, Mayo Clinic,
0.58%, 9/1/16(1)	20,000	20,000

		69,000

Arkansas - 0.3%
Benton County Public Facilities Board College Parking Revenue Refunding Bonds, Series A, Northwest Arkansas Community,
(FHLB of Dallas LOC),
0.58%, 9/9/16(1)	5,350	5,350
Benton County Public Facilities Board MFH Revenue Refunding Bonds, Series A, Bentonville Apartments,
(FHLMC LOC),
0.63%, 9/9/16(1)	7,500	7,500

		12,850

California - 9.7%
Alameda Public Financing Authority Revenue Bonds, Series A, Alameda Point Improvement Project,
(MUFG Union Bank N.A. LOC),
0.55%, 9/9/16(1)	6,900	6,900
California State G.O. Unlimited Bonds, Series A-3,
(Bank of Montreal LOC),
0.50%, 9/1/16(1)	27,700	27,700
California State G.O. Unlimited Bonds, Series A-8, Kindergarten Project,
(Citibank N.A. LOC),
0.56%, 9/9/16(1)	10,000	10,000
California State G.O. Unlimited Bonds, Series B, Subseries B-2,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.62%, 9/9/16(1)	32,050	32,050
California State Health Facilities Financing Authority Revenue Bonds, Series H, Dignity Health,
(Sumitomo Mitsui Banking Corp. LOC),
0.61%, 9/9/16(1)	10,000	10,000
California State Health Facilities Financing Authority Revenue Bonds, Series I, Dignity Health,
(Mizuho Bank Ltd. LOC),
0.65%, 9/9/16(1)	34,300	34,300
California State HFA Revenue Bonds, Series J-R (AMT), Home Mortgage,
(Royal Bank of Canada LOC),
0.63%, 9/9/16(1)	4,720	4,720
California State HFA Revenue Bonds, Series M-R (AMT), Home Mortgage,
(Royal Bank of Canada LOC),
0.63%, 9/9/16(1)	12,050	12,050
California State Pollution Control Financing Authority PCR Refunding Bonds, Series B, Pacific Gas & Electric,
(Canadian Imperial Bank of Commerce LOC),
0.61%, 9/1/16(1)	71,175	71,175

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 85.5% continued
California - 9.7% continued
California State Pollution Control Financing Authority PCR Refunding Bonds, Series C, Pacific Gas & Electric,
(Mizuho Bank Ltd. LOC),
0.62%, 9/1/16(1)	$44,400	$44,400
California State Pollution Control Financing Authority PCR Refunding Bonds, Series F, Pacific Gas & Electric,
(TD Bank N.A. LOC),
0.62%, 9/1/16(1)	13,700	13,700
California Statewide Communities Development Authority MFH Revenue Bonds, Encanto Home Apartments,
(FHLB of San Francisco LOC),
0.60%, 9/9/16(1)	10,000	10,000
California Statewide Communities Development Authority MFH Revenue Bonds, Series OO (AMT), Imperial Park Apartments,
(FHLMC LOC),
0.68%, 9/9/16(1)	4,000	4,000
California Statewide Communities Development Authority MFH Revenue Bonds, Series WW (AMT), David Avenue Apartments,
(FHLMC LOC),
0.68%, 9/9/16(1)	5,300	5,300
California Statewide Communities Development Authority Revenue Bonds, Community Hospital of Monterey,
(Wells Fargo Bank N.A. LOC),
0.60%, 9/9/16(1)	3,500	3,500
Daly City Housing Development Finance Agency Multifamily Revenue Refunding Bonds, Series A, Serramonte Del Ray,
(FNMA LOC),
0.61%, 9/9/16(1)	8,535	8,535
Fresno MFH Revenue Refunding Bonds, Heron Pointe Apartments, Series A,
(FNMA LOC),
0.58%, 9/9/16(1)	1,745	1,745
Irvine Ranch Water District Special Assessment Refunding Bonds, Series A,
(Sumitomo Mitsui Banking Corp. LOC),
0.59%, 9/9/16(1)	15,000	15,000
Livermore City Refunding COPS, Series B, Governmental Certificates,
(U.S. Bank N.A. LOC),
0.56%, 9/9/16(1)	4,050	4,050
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-4,
0.54%, 9/7/16(1)	6,500	6,500
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Subseries A-8,
0.54%, 9/1/16(1)	26,500	26,500
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series D,
0.54%, 9/9/16(1)	7,500	7,500
Mission Viejo Community Development Financing Authority Revenue Bonds, Series A, Mall Improvement Project,
(MUFG Union Bank N.A. LOC),
0.56%, 9/9/16(1)	900	900
Nuveen Dividend Advantage Municipal Fund Tax-Exempt Demand Preferred, Series 5,
0.67%, 9/9/16(1) (2)	12,000	12,000
Oceanside City MFH Revenue Bonds, Shadow Way (Non AMT),
(FHLMC LOC),
0.60%, 9/9/16(1)	3,750	3,750

Sacramento County MFH Revenue Bonds, Series B, River Pointe Apartments,
(FNMA LOC),
0.61%, 9/9/16(1)	3,000	3,000
San Francisco City & County Redevelopment MFH Agency Revenue Refunding Bonds, Series B-2, Fillmore Center,
(FHLMC LOC),
0.68%, 9/9/16(1)	6,750	6,750
San Jose City MFH Revenue Bonds, Series F, Villa Monterey Apartments,
(FNMA LOC),
0.66%, 9/9/16(1)	8,000	8,000
Tender Option Floater Trust Certificate Revenue Bonds, Series 2015-ZF0261,
0.60%, 9/9/16(1) (2)	15,000	15,000

		409,025

Colorado - 2.0%
Arapahoe County MFH Revenue Refunding Bonds, Series 2001, Rent Housing Hunters Run,
(FHLMC LOC),
0.60%, 9/9/16(1)	400	400

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 85.5% continued
Colorado - 2.0% continued
Colorado City Springs Co. Utilities Revenue Refunding Bonds, Series C,
0.60%, 9/9/16(1)	$8,400	$8,400
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Bethany Lutheran School Project,
(U.S. Bank N.A. LOC),
0.56%, 9/9/16(1)	6,420	6,420
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Presentation School,
(MUFG Union Bank N.A. LOC),
0.56%, 9/9/16(1)	6,640	6,640
Colorado State Health Facilities Authority Revenue Bonds, Frasier Meadows Community Project,
(JPMorgan Chase Bank N.A. LOC),
0.56%, 9/9/16(1)	30,000	30,000
Colorado State Health Facilities Authority Revenue Bonds, Frasier Meadows Manor Project,
(JPMorgan Chase Bank N.A. LOC),
0.56%, 9/9/16(1)	1,370	1,370
Colorado State Health Facilities Authority Revenue Bonds, Series A, Golden West Manor,
(U.S. Bank N.A. LOC),
0.65%, 9/9/16(1)	5,950	5,950
Colorado State Housing & Finance Authority SFM Revenue Bonds, Series A-2, Class I (AMT),
0.63%, 9/9/16(1)	21,420	21,420
Colorado State Housing & Finance Authority SFM Revenue Bonds, Series C-3 (AMT),
0.58%, 9/9/16(1)	5,145	5,145

		85,745

Connecticut - 0.7%
Connecticut State Development Authority Revenue Refunding Bonds, Bradley Airport Hotel Project,
(TD Bank N.A. LOC),
0.59%, 9/9/16(1)	5,750	5,750
Connecticut State Housing Finance Authority Housing Mortgage Finance Program Revenue Refunding Bonds, Subseries C-3,
0.59%, 9/9/16(1)	7,500	7,500
Connecticut State Housing Finance Authority Housing Mortgage Finance Program Revenue Refunding Bonds, Subseries D-3 (AMT),
0.63%, 9/9/16(1)	15,000	15,000

		28,250

District of Columbia - 1.1%
District of Columbia Revenue Bonds, Series 2007, DC Preparatory Academy,
(Manufacturers & Traders Trust Co. LOC),
0.61%, 9/9/16(1)	7,890	7,890
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Sub Lien, Subseries B-2,
0.58%, 9/9/16(1)	7,000	7,000
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Subseries A-1,
(Royal Bank of Canada LOC),
0.62%, 9/9/16(1)	24,300	24,300
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Subseries C-1 (AMT),
(Sumitomo Mitsui Banking Corp. LOC),
0.56%, 9/1/16(1)	7,500	7,500

		46,690

Florida - 2.2%
Florida State Housing Finance Corp. Multifamily Mortgage Revenue Bonds, Series 2008-L, Hudson Ridge Apartments,
(FHLB of San Francisco LOC),
0.60%, 9/9/16(1)	6,655	6,655
Florida State Housing Finance Corp. Multifamily Mortgage Revenue Refunding Bonds, Lee Vista Apartments,
(FHLMC LOC),
0.60%, 9/9/16(1)	14,910	14,910
Florida State Housing Finance Corp. Multifamily Mortgage Revenue Refunding Bonds, Maitland Apartments,
(FHLMC LOC),
0.60%, 9/9/16(1)	16,575	16,575
Highlands County Health Facilities Authority Revenue Bonds, Series A, Hospital Adventist Health System,
0.59%, 9/9/16(1)	8,100	8,100

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 85.5% continued
Florida - 2.2% continued
JEA Electric System Revenue Bonds, Series Three-B-2,
0.61%, 9/9/16(1)	$11,900	$11,900
Orange County Housing Finance Authority MFH Revenue Bonds, Series B, Lakeside Pointe Apartments,
(FNMA LOC),
0.68%, 9/9/16(1)	6,330	6,330
Palm Beach County Revenue Refunding Bonds, Pine Crest Preparatory,
(TD Bank N.A. LOC),
0.57%, 9/9/16(1)	17,355	17,355
Sunshine State Governmental Financing Commission Revenue Bonds, Series A, Miami Dade County Program,
(Bank of New York Mellon LOC),
0.55%, 9/9/16(1)	9,700	9,700

		91,525

Georgia - 1.0%
Bacon Industrial Building Authority Revenue Bonds, D.L. Lee & Sons, Inc. Project,
(Branch Banking & Trust Co. LOC),
0.68%, 9/9/16(1)	3,995	3,995
Cobb County Housing Authority MFH Revenue Refunding Bonds, Cobb-Six Flags Association,
(FHLMC LOC),
0.60%, 9/9/16(1)	5,390	5,390
DeKalb County MFH Authority Revenue Bonds, Highland Place Apartments Project,
(FHLMC LOC),
0.60%, 9/9/16(1)	11,700	11,700
East Point Housing Authority Multifamily Revenue Bonds, Robins Creste Apartments Project,
(FHLMC LOC),
0.70%, 9/9/16(1)	6,640	6,640
Monroe County Development Authority PCR Bonds, Series A, Oglethorpe Power Corp.,
(JPMorgan Chase Bank N.A. LOC),
0.65%, 9/9/16(1)	5,940	5,940
Richmond County Development Authority MFH Revenue Bonds, Stonegate Club Apartments Project,
(FNMA LOC),
0.63%, 9/9/16(1)	7,710	7,710

		41,375

Illinois - 6.7%
Aurora City MFH Revenue Refunding Bonds, Covey Fox Valley Apartments,
(FNMA LOC),
0.60%, 9/9/16(1)	12,410	12,410
Bridgeview Village G.O. Unlimited Refunding Bonds, Series A-2,
(BMO Harris Bank N.A. LOC),
0.67%, 9/9/16(1)	10,000	10,000
Chicago Midway Airport Revenue Refunding Bonds, Series C (AMT), Second Lien,
(JPMorgan Chase Bank N.A. LOC),
0.66%, 9/9/16(1)	16,570	16,570
Chicago O’Hare International Airport Special Facility Revenue Bonds, Compagnie Nationale Air France,
(Societe Generale S.A. LOC),
0.63%, 9/9/16(1)	19,000	19,000
Illinois State Development Authority MFH Revenue Bonds, Alden Gardens Bloomingdale,
(BMO Harris Bank N.A. LOC),
0.59%, 9/9/16(1)	2,090	2,090
Illinois State Development Finance Authority IDR Bonds, Durex Industries Project,
(U.S. Bank N.A. LOC),
0.79%, 9/9/16(1)	2,550	2,550
Illinois State Development Finance Authority MFH Revenue Bonds, West Chicago Senior Apartments,
(Citibank N.A. LOC),
0.66%, 9/9/16(1)	6,000	6,000
Illinois State Development Finance Authority Revenue Bonds, Jewish Council Youth Services,
(BMO Harris Bank N.A. LOC),
0.59%, 9/9/16(1)	1,105	1,105
Illinois State Development Finance Authority Revenue Bonds, Series B, Evanston Northwestern,
0.60%, 9/1/16(1)	19,120	19,120
Illinois State Development Finance Authority Revenue Bonds, St. Ignatius College Project,
(PNC Bank N.A. LOC),
0.70%, 9/9/16(1)	6,500	6,500
Illinois State Educational Facilities Authority Revenue Bonds, Augustana College,
(BMO Harris Bank N.A. LOC),
0.61%, 9/9/16(1)	5,490	5,490

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 85.5% continued
Illinois - 6.7% continued
Illinois State Educational Facilities Authority Revenue Bonds, The Adler Planetarium,
(PNC Bank N.A. LOC),
0.60%, 9/9/16(1)	$7,500	$7,500
Illinois State Finance Authority MFH Revenue Bonds, Series A, Autumn Ridge Apartments,
(FHLMC LOC),
0.66%, 9/9/16(1)	4,335	4,335
Illinois State Finance Authority MFH Revenue Bonds, Villagebrook Apartments Project,
(FHLMC LOC),
0.66%, 9/9/16(1)	9,295	9,295
Illinois State Finance Authority Revenue Bonds, Series A, University of Chicago Medical Center,
(Bank of America N.A. LOC),
0.57%, 9/1/16(1)	42,000	42,000
Illinois State Finance Authority Revenue Bonds, Series D-1, University of Chicago Medical,
(PNC Bank N.A. LOC),
0.60%, 9/1/16(1)	8,000	8,000
Illinois State Finance Authority Revenue Bonds, Series D-2, University of Chicago Medical,
(PNC Bank N.A. LOC),
0.60%, 9/1/16(1)	8,000	8,000
Illinois State Finance Authority Revenue Bonds, Series E, Carle Foundation,
(JPMorgan Chase Bank N.A. LOC),
0.55%, 9/9/16(1)	23,900	23,900
Illinois State Finance Authority Revenue Bonds, Subseries B, Northwestern University,
0.61%, 9/9/16(1)	24,400	24,400
Illinois State Finance Authority Revenue Bonds, WBEZ Alliance, Inc. Project,
(BMO Harris Bank N.A. LOC),
0.59%, 9/9/16(1)	22,000	22,000
Illinois State Health Facilities Authority Revenue Bonds, Riverside Health System,
(JPMorgan Chase Bank N.A. LOC),
0.56%, 9/9/16(1)	4,700	4,700
Illinois State Toll Highway Authority Revenue Bonds, Series A-2A, Senior Priority,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.61%, 9/9/16(1)	10,600	10,600
Lake County MFH Revenue Bonds, Rosewood Apartment Project,
(FHLMC LOC),
0.68%, 9/9/16(1)	5,780	5,780
Southwestern Illinois Development Authority Revenue Bonds, Arizona Co. Inc. Project,
(FHLB of Des Moines LOC),
0.69%, 9/9/16(1)	1,400	1,400
Southwestern Illinois Development Authority Solid Waste Disposal Facilities Revenue Bonds, Series B, Center Ethanol Company,
(FHLB of Des Moines LOC),
0.66%, 9/9/16(1)	7,370	7,370

		280,115

Indiana - 1.4%
Elkhart County MFH Revenue Bonds, Series 2008 II-A, Ashton Pines Apartments,
(FHLB of Indianapolis LOC),
0.62%, 9/9/16(1)	8,000	8,000
Indiana Finance Authority Variable Rate Demand Obligation,
0.55%, 9/8/16	40,000	40,000
Indiana State Development Finance Authority Revenue Bonds, TTP, Inc. Project,
(Bank of America N.A. LOC),
0.77%, 9/9/16(1)	1,570	1,570
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series C, Indiana University Health Obligated,
(BMO Harris Bank N.A. LOC),
0.62%, 9/9/16(1)	4,500	4,500
Lawrenceburg City PCR Refunding Bonds, Series H, Indiana Michigan Power Co. Project,
(Bank of Nova Scotia LOC),
0.55%, 9/9/16(1)	6,000	6,000

		60,070

Iowa - 1.4%
Iowa State Finance Authority Economic Development Revenue Bonds, Series 2002, Iowa West Foundation Project,
(U.S. Bank N.A. LOC),
0.58%, 9/9/16(1)	6,100	6,100
Iowa State Finance Authority Revenue Bonds, Wesley Retirement Services,
(Bank of America N.A. LOC),
0.57%, 9/9/16(1)	7,200	7,200

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 85.5% continued
Iowa - 1.4% continued
Iowa State Finance Authority SFM Revenue Bonds, Series B, Mortgage-Backed Securities Program,
0.58%, 9/9/16(1)	$13,300	$13,300
Iowa State Higher Education Loan Authority Private College Facilities Revenue Bonds, Loras College Project,
0.57%, 9/1/16(1)	20,450	20,450
Iowa State Higher Education Loan Authority Private College Facilities Revenue Bonds, Loras College Project,
(Bank of America N.A. LOC),
0.57%, 9/1/16(1)	12,420	12,420

		59,470

Kansas - 1.2%
Burlington City Environment Improvement Revenue Refunding Bonds, Series B, Kansas City Power & Light,
(Mizuho Bank Ltd. LOC),
0.67%, 9/9/16(1)	4,700	4,700
Kansas State Development Finance Authority MFH Revenue Bonds, Series B, Boulevard Apartments,
(U.S. Bank N.A. LOC),
0.66%, 9/9/16(1)	6,285	6,285
Kansas State Development Finance Authority MFH Revenue Refunding Bonds, Chesapeake Apartments Project,
(FHLMC LOC),
0.60%, 9/9/16(1)	16,000	16,000
Mission City MFH Revenue Refunding Bonds, The Falls Apartments Project,
(FNMA LOC),
0.66%, 9/9/16(1)	8,750	8,750
University of Kansas Hospital Authority Health Facilities Revenue Bonds,
(U.S. Bank N.A. LOC),
0.58%, 9/1/16(1)	15,250	15,250

		50,985

Kentucky - 0.6%
Boone County PCR Refunding Bonds, Duke Energy,
(Sumitomo Mitsui Banking Corp. LOC),
0.62%, 9/9/16(1)	15,720	15,720
Louisville & Jefferson County Metropolitan Government Health System Revenue Bonds, Norton Healthcare, Inc.,
(PNC Bank N.A. LOC),
0.60%, 9/9/16(1)	8,000	8,000

		23,720

Louisiana - 1.8%
East Baton Rouge Parish IDB Revenue Bonds, ExxonMobil Project,
0.57%, 9/1/16(1)	379	379
East Baton Rouge Parish IDB Revenue Bonds, Series B, ExxonMobil Project,
0.57%, 9/1/16(1)	23,200	23,200
East Baton Rouge Parish PCR Refunding Bonds, ExxonMobil Project,
0.57%, 9/1/16(1)	35	35
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Go to The Show,
(FHLB of Dallas LOC),
0.64%, 9/9/16(1)	5,305	5,305

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series B, DownREIT,
0.64%, 9/9/16(1)	10,635	10,635
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series B, Nicholls State University,
(FHLB of Atlanta LOC),
0.60%, 9/9/16(1)	12,380	12,380
Louisiana State Public Facilities Authority MFH Revenue Refunding Bonds, Linlake Ventures Project,
(FHLMC LOC),
0.62%, 9/9/16(1)	8,000	8,000
Louisiana State Public Facilities Authority Multifamily Revenue Refunding Bonds,
(FNMA LOC),
0.61%, 9/9/16(1)	8,900	8,900
Port New Orleans Board of Commissioners Revenue Refunding Bonds, Sub Lien,
(FHLB of Dallas LOC),
0.58%, 9/9/16(1)	8,200	8,200

		77,034

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 85.5% continued
Maryland - 1.2%
Maryland State Department of Housing & Community Development Administration Multifamily Revenue Bonds, Series G, Kirkwood Housing,
(FHLMC LOC),
0.60%, 9/9/16(1)	$8,000	$8,000
Maryland State Department of Housing & Community Development Administration Residential Revenue Bonds, Series F,
(PNC Bank N.A. LOC),
0.58%, 9/9/16(1)	8,080	8,080
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Mercy Ridge,
(Manufacturers & Traders Trust Co. LOC),
0.56%, 9/9/16(1)	19,550	19,550
Montgomery County Municipal Interest Bearing CP,
0.62%, 9/7/16	14,500	14,500

		50,130

Massachusetts - 1.1%
Massachusetts State Development Finance Agency Housing Revenue Bonds, Cordis Mills LLC,
(FNMA LOC),
0.68%, 9/9/16(1)	9,850	9,850
Massachusetts State Development Finance Agency Housing Revenue Refunding Bonds, Kensington Project,
(FNMA LOC),
0.68%, 9/9/16(1)	13,150	13,150
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series R, Harvard University,
0.50%, 9/1/16(1)	15,000	15,000
Massachusetts State HFA Revenue Bonds, Series A, Princeton Westford Project,
(Bank of America N.A. LOC),
0.61%, 9/9/16(1)	4,670	4,670
Massachusetts State Water Resources Authority Subordinate General Revenue Refunding Bonds, Series E,
0.59%, 9/9/16(1)	3,000	3,000

		45,670

Michigan - 2.0%
JP Morgan Chase Putters/Drivers Trust Revenue Bonds, Series 5010,
(JPMorgan Chase Bank N.A. LOC),
0.60%, 9/1/16(1) (2)	28,615	28,615
Michigan State Finance Authority Revenue Refunding Bonds, Series 22A, Student Loan,
(State Street Bank & Trust Co. LOC),
0.59%, 9/9/16(1)	16,100	16,100
Michigan State Housing Development Authority Revenue Bonds, Series B (AMT),
0.69%, 9/9/16(1)	25,000	25,000
Michigan State Strategic Fund Limited Obligations Revenue Bonds, Kruger Co. Recovery Zone,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.58%, 9/9/16(1)	4,000	4,000
University of Michigan General Revenue Bonds, Series A,
0.55%, 9/1/16(1)	9,600	9,600

		83,315

Minnesota - 2.2%
Bloomington City Housing Senior Revenue Refunding Bonds, Presbyterian Homes,
(FHLMC LOC),
0.59%, 9/9/16(1)	5,570	5,570
Burnsville City MFH Revenue Refunding Bonds, Series A, Berkshire Project,
(FNMA LOC),
0.65%, 9/9/16(1)	650	650

Hennepin County G.O. Unlimited Bonds, Series C,
0.56%, 9/9/16(1)	20,000	20,000
Minnesota State Office of Higher Education Revenue Bonds, Series A, Supplemental Student,
(State Street Bank & Trust Co. LOC),
0.58%, 9/9/16(1)	17,000	17,000
Minnesota State School District Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series A,
2.00%, 9/15/16	13,235	13,244
Owatonna City Housing Revenue Refunding Bonds, Series A, Second Century Project,
(FHLB of Des Moines LOC),
0.67%, 9/9/16(1)	2,375	2,375

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 85.5% continued
Minnesota - 2.2% continued
Rochester City Healthcare Facilities Revenue Refunding Bonds, Mayo Clinic,
0.62%, 9/9/16(1)	$19,000	$19,000
Roseville Senior Housing Revenue Refunding Bonds, Eaglecrest Project,
(FHLMC LOC),
0.59%, 9/9/16(1)	13,500	13,500

		91,339

Mississippi - 5.5%
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series B, Chevron USA, Inc.,
0.62%, 9/1/16(1)	28,125	28,125
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series B, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.62%, 9/1/16(1)	33,250	33,250
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series C, Chevron USA, Inc.,
0.60%, 9/1/16(1)	19,900	19,900
0.62%, 9/9/16(1)	15,000	15,000
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series E, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.58%, 9/1/16(1)	16,300	16,300
0.62%, 9/1/16(1)	35,000	35,000
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series F, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.58%, 9/1/16(1)	27,100	27,100
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series G, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.62%, 9/1/16(1)	5,000	5,000
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series I, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.60%, 9/1/16(1)	28,075	28,075
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series L, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.62%, 9/1/16(1)	18,000	18,000
Mississippi State Business Finance Corp. Revenue Refunding Bonds, Jackson Heart Realty,
(FHLB of Dallas LOC),
0.60%, 9/9/16(1)	4,005	4,005

		229,755

Missouri - 1.1%
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series B, Bethesda Health Group, Inc.,
(Bank of America N.A. LOC),
0.58%, 9/1/16(1)	16,815	16,815
Springfield IDA Revenue Bonds, ABEC Inc. Project,
(U.S. Bank N.A. LOC),
0.68%, 9/9/16(1)	5,090	5,090

St. Charles County IDA Revenue Refunding Bonds, Country Club Apartments Project,
(FNMA LOC),
0.60%, 9/9/16(1)	25,000	25,000

		46,905

Nebraska - 1.2%
Nebraska State Investment Finance Authority SFH Revenue Bonds, Series B (AMT),
0.60%, 9/9/16(1)	14,700	14,700
Nebraska State Investment Finance Authority SFH Revenue Bonds, Series B (AMT),
(Nebraska Investment Finance Authority Single Family Program LOC),
0.60%, 9/9/16(1)	16,880	16,880
Nebraska State Investment Finance Authority SFH Revenue Bonds, Series D (AMT),
0.60%, 9/9/16(1)	16,900	16,900

		48,480

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 85.5% continued
Nevada - 2.6%
Carson City Hospital Revenue Bonds, Carson Tahoe Regional Medical Center,
(U.S. Bank N.A. LOC),
0.56%, 9/9/16(1)	$4,395	$4,395
Carson City Hospital Revenue Bonds, Series B, Tahoe Hospital Project,
(U.S. Bank N.A. LOC),
0.56%, 9/9/16(1)	11,900	11,900
Clark County Airport Revenue Bonds, Sub Lien, Series C-2 (AMT),
(State Street Bank & Trust Co. LOC),
0.65%, 9/9/16(1)	16,290	16,290
Clark County Airport Revenue Bonds, Sub Lien, Series D-2B,
(Royal Bank of Canada LOC),
0.61%, 9/9/16(1)	26,000	26,000
Clark County IDR Bonds, Series A, Southwest Gas Corp.,
(Bank of America N.A. LOC),
0.68%, 9/9/16(1)	11,500	11,500
Nevada State Housing Division Multi-Unit Revenue Bonds, Series A, Studio 3 Project,
(Wells Fargo Bank N.A. LOC),
0.71%, 9/9/16(1)	5,670	5,670
Nevada State Housing Division Multi-Unit Revenue Bonds, Sonoma Palms,
(FNMA LOC),
0.63%, 9/9/16(1)	16,300	16,300
Nevada State Housing Division Multi-Unit Revenue Bonds, Southwest Village,
(FNMA LOC),
0.63%, 9/9/16(1)	17,000	17,000

		109,055

New Jersey - 0.4%
New Jersey State Housing & Mortgage Finance Agency Multifamily Revenue Refunding Bonds, Series G (AMT),
(Bank of America N.A. LOC),
0.61%, 9/9/16(1)	3,900	3,900
Nuveen Dividend Advantage Municipal Fund Tax-Exempt Demand Preferred,
0.67%, 9/9/16(1) (2)	14,300	14,300

		18,200

New Mexico - 0.2%
New Mexico State Mortgage Finance Authority MFH Revenue Bonds, Series A, Villas San Ignacio,
(FHLMC LOC),
0.60%, 9/9/16(1)	8,000	8,000

New York - 14.4%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Subseries B-1,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.57%, 9/9/16(1)	11,700	11,700
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding Bonds, Series A-1,
(Royal Bank of Canada LOC),
0.58%, 9/1/16(1)	10,000	10,000
Metropolitan Transportation Authority Revenue Bonds, Subseries E-2,
(Royal Bank of Canada LOC),
0.60%, 9/9/16(1)	10,000	10,000
New York City G.O. Unlimited Bonds, Fiscal 2008 Subseries J-5,
0.58%, 9/1/16(1)	26,700	26,700
New York City G.O. Unlimited Bonds, Fiscal 2015 Subseries F-7,
(Royal Bank of Canada LOC),
0.58%, 9/1/16(1)	13,000	13,000
New York City G.O. Unlimited Bonds, Series A-5,
(Royal Bank of Canada LOC),
0.58%, 9/1/16(1)	5,700	5,700
New York City G.O. Unlimited Bonds, Series I, Subseries I-5,
(Bank of New York Mellon LOC),
0.59%, 9/1/16(1)	20,600	20,600
New York City G.O. Unlimited Bonds, Series I, Subseries I-6,
(Bank of New York Mellon LOC),
0.59%, 9/1/16(1)	44,715	44,715
New York City G.O. Unlimited Bonds, Series I, Subseries I-8,
0.58%, 9/1/16(1)	27,530	27,530
New York City G.O. Unlimited Bonds, Subseries A-3,
(Mizuho Bank Ltd. LOC),
0.60%, 9/1/16(1)	25,600	25,600

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 85.5% continued
New York - 14.4% continued
New York City G.O. Unlimited Bonds, Subseries A-4,
(Bank of Montreal LOC),
0.57%, 9/9/16(1)	$14,000	$14,000
New York City G.O. Unlimited Bonds, Subseries D-4,
(New York LOC),
0.58%, 9/1/16(1)	13,420	13,420
New York City G.O. Unlimited Bonds, Subseries G-6,
(Mizuho Bank Ltd. LOC),
0.60%, 9/1/16(1)	20,000	20,000
New York City G.O. Unlimited Bonds, Subseries H-4,
(Bank of New York Mellon LOC),
0.59%, 9/1/16(1)	6,000	6,000
New York City Housing Development Corp. Multifamily Mortgage Revenue Bonds, Series A, 1405 Fifth Avenue Apartments,
(Citibank N.A. LOC),
0.67%, 9/9/16(1)	4,690	4,690
New York City Housing Development Corp. Multifamily Mortgage Revenue Bonds, Series A, 550 East 170th Street Apartments,
(Citibank N.A. LOC),
0.67%, 9/9/16(1)	5,500	5,500
New York City Housing Development Corp. Multifamily Mortgage Revenue Bonds, Series A, Granville Payne Apartments,
(Citibank N.A. LOC),
0.67%, 9/9/16(1)	5,560	5,560
New York City Housing Development Corp. Multifamily Mortgage Revenue Bonds, Series A, West 26th Street,
(FHLMC LOC),
0.59%, 9/9/16(1)	13,500	13,500
New York City Industrial Development Agency Civic Facility Revenue Bonds, Ateret Torah Center Project,
(Wells Fargo Bank N.A. LOC),
0.56%, 9/9/16(1)	10,830	10,830
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Fiscal 2012 Subseries B-3,
0.58%, 9/1/16(1)	5,000	5,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Subseries B-2,
0.60%, 9/9/16(1)	20,240	20,240
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Bonds, Series BB-2,
0.59%, 9/1/16(1)	32,900	32,900
New York City Municipal Water Finance Authority Water & Sewer System Second General Revenue Bonds, Fiscal 2008 Series BB-2,
0.58%, 9/1/16(1)	35,000	35,000
New York City Municipal Water Finance Authority Water & Sewer System Second General Revenue Bonds, Fiscal 201 Series AA-2,
0.60%, 9/1/16(1)	14,250	14,250
New York City Municipal Water Finance Authority Water & Sewer System Second General Revenue Bonds, Series AA4,
0.58%, 9/1/16(1)	10,000	10,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds Revenue Refunding Bonds, Series A-4,
0.58%, 9/1/16(1)	15,000	15,000

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A-3,
0.59%, 9/1/16(1)	31,335	31,335
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries D-3,
0.58%, 9/1/16(1)	65,000	65,000
New York State HFA Revenue Bonds, Series A, 39 Street Housing,
(FNMA LOC),
0.68%, 9/9/16(1)	21,700	21,700
New York State HFA Revenue Bonds, Series A, Riverside Center 2 Housing,
(Bank of America N.A. LOC),
0.63%, 9/9/16(1)	3,000	3,000
New York State HFA Revenue Bonds, Series A, Riverside Center,
(Bank of America N.A. LOC),
0.63%, 9/9/16(1)	16,500	16,500

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 85.5% continued
New York - 14.4% continued
New York State HFA Revenue Bonds, Series A1, Riverside Center 2 Housing,
(Bank of America N.A. LOC),
0.63%, 9/9/16(1)	$11,400	$11,400
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 1999 (AMT),
0.60%, 9/9/16(1)	25,000	25,000
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series C,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.64%, 9/9/16(1)	12,500	12,500

		607,870

North Carolina - 1.0%
Forsyth County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds, Recreation Facilities-YWCA Winston,
(Branch Banking & Trust Co. LOC),
0.63%, 9/9/16(1)	10,360	10,360
North Carolina State Medical Care Commission Health Care Facilities Revenue Bonds, Lutheran Services For Aging,
(Branch Banking & Trust Co. LOC),
0.66%, 9/9/16(1)	5,970	5,970
North Carolina State Medical Care Commission Hospital Revenue Bonds, Series B, Moses Cone Health System,
0.59%, 9/1/16(1)	16,165	16,165
Yancey County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds, Altec Industries Inc.,
(Branch Banking & Trust Co. LOC),
0.68%, 9/9/16(1)	8,500	8,500

		40,995

Ohio - 3.0%
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Series D, Museum of Art Project,
0.58%, 9/9/16(1)	7,000	7,000
Columbus Regional Airport Authority Development Revenue Bonds, Series A (AMT), Flight Safety International,
(Berkshire Hathaway Inc. Gtd.),
0.58%, 9/9/16(1)	42,930	42,930
Franklin County Hospital Facilities Revenue Refunding Bonds, Series D, Ohio Health Corp.,
0.63%, 9/9/16(1)	12,655	12,655
Grove City MFH Mortgage Revenue Bonds, Regency Arms Apartments,
(FNMA LOC),
0.66%, 9/9/16(1)	8,875	8,875
Hamilton County Hospital Facilities Revenue Bonds, Children’s Hospital Medical Center,
(U.S. Bank N.A. LOC),
0.56%, 9/9/16(1)	16,815	16,815
Ohio State G.O. Unlimited Bonds, Series B, Common Schools,
0.62%, 9/9/16(1)	20,100	20,100
Ohio State Higher Educational Facility Commission Revenue Bonds, Antioch University,
(PNC Bank N.A. LOC),
0.56%, 9/9/16(1)	8,810	8,810
Ohio State University Revenue Bonds, Series B,
0.61%, 9/9/16(1)	9,000	9,000

		126,185

Oregon - 1.2%
Oregon State G.O. Limited TANS, Series A,
2.00%, 9/15/16	35,000	35,023
Oregon State Health & Science University Revenue Bonds, Series B-3,
(MUFG Union Bank N.A. LOC),
0.58%, 9/1/16(1)	10,000	10,000
Salem Hospital Facility Authority Revenue Bonds, Series B, Salem Hospital Project,
(U.S. Bank N.A. LOC),
0.55%, 9/9/16(1)	6,000	6,000

		51,023

Pennsylvania - 3.6%
Allegheny County IDA Health Care Revenue Bonds, Series B, Vincentian Collaborative,
(PNC Bank N.A. LOC),
0.59%, 9/9/16(1)	4,725	4,725
Allegheny County IDA Revenue Bonds, Education Center Watson,
(PNC Bank N.A. LOC),
0.59%, 9/9/16(1)	6,000	6,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 85.5% continued
Pennsylvania - 3.6% continued
Butler County IDA Revenue Bonds, Series A, Concordia Lutheran,
(JPMorgan Chase Bank N.A. LOC),
0.55%, 9/9/16(1)	$3,500	$3,500
Butler County IDA Revenue Refunding Bonds, Series A, Concordia Lutheran,
(JPMorgan Chase Bank N.A. LOC),
0.55%, 9/9/16(1)	19,075	19,075
JP Morgan Chase Putters/Drivers Trust Revenue Bonds, Series 4323,
(JPMorgan Chase Bank N.A. Gtd.),
0.64%, 9/1/16(1) (2)	40,000	40,000
Lancaster County Hospital Authority Senior Living Facility Revenue Bonds, Quarryville Presbyterian,
(Manufacturers & Traders Trust Co. LOC),
0.57%, 9/9/16(1)	10,945	10,945
Lancaster IDA Revenue Bonds, Mennonite Home Project,
(Manufacturers & Traders Trust Co. LOC),
0.61%, 9/9/16(1)	16,560	16,560
Lower Merion School District G.O. Limited Bonds, Series B, Capital Project,
(U.S. Bank N.A. LOC),
0.56%, 9/9/16(1)	4,300	4,300
Montgomery County Redevelopment Authority MFH Revenue Bonds, Series A, Brookside Manor Apartments Project,
(FHLMC LOC),
0.60%, 9/9/16(1)	14,100	14,100
Nuveen Investment Quality Municipal Fund Tax-Exempt Demand Preferred, Series 2,
0.68%, 9/9/16(1) (2)	17,000	17,000
Pennsylvania State HFA MFH Special Limited Obligation Revenue Bonds, Foxwood,
(FHLMC LOC),
0.60%, 9/9/16(1)	5,900	5,900
RBC Municipal Products, Inc. Trust Floater Certificate Revenue Bonds, Series C-14,
(Royal Bank of Canada LOC),
0.60%, 9/9/16(1) (2)	7,700	7,700
West Cornwall Township Municipal Authority Senior Living Facility Revenue Bonds, Lebanon Valley Brethren Home Project,
(PNC Bank N.A. LOC),
0.56%, 9/9/16(1)	2,880	2,880

		152,685

South Carolina - 0.2%
Columbia City Waterworks & Sewer System Revenue Bonds,
(Sumitomo Mitsui Banking Corp. LOC),
0.59%, 9/7/16(1)	10,000	10,000

Tennessee - 0.9%
Blount County Public Building Authority Revenue Bonds, Series C-1-A, Local Government Public Improvement,
(Knox County Gtd.),
0.63%, 9/9/16(1)	4,925	4,925
Blount County Public Building Authority Revenue Bonds, Series C-3-A, Local Government Public Improvement,
(Knox County Gtd.),
0.63%, 9/9/16(1)	6,100	6,100
Knox County Health Educational & Housing Facility Board Revenue Bonds, Johnson Bible College Project,
0.58%, 9/9/16(1)	5,770	5,770

Metropolitan Government Nashville & Davidson County IDB MFH Revenue Bonds,
(FNMA LOC),
0.60%, 9/9/16(1)	12,750	12,750
Sevier County Health Educational & Housing Facilities Board Revenue Bonds,
(U.S. Treasury Escrowed),
0.50%, 9/1/16(3)	9,169	9,169

		38,714

Texas - 7.2%
Austin City Water & Wastewater System Revenue Refunding Bonds,
(Citibank N.A. LOC),
0.58%, 9/9/16(1)	4,765	4,765
Bexar County HFA MFH Revenue Refunding Bonds, Altamonte Apartments Project,
(FNMA LOC),
0.61%, 9/9/16(1)	3,500	3,500

MONEY MARKET PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 85.5% continued
Texas - 7.2% continued
Bexar County Housing Finance Corp. MFH Revenue Bonds, AMHA LLC Project,
(FNMA LOC),
0.60%, 9/9/16(1)	$4,405	$4,405
Bexar County Housing Finance Corp. MFH Revenue Bonds, Series A, Summit Hills Apartments Project,
(FHLMC LOC),
0.65%, 9/9/16(1)	3,500	3,500
Brazos Harbor Industrial Development Corp. Revenue Bonds, BASF Corp. Project,
0.75%, 9/9/16(1)	25,000	25,000
Brazos Harbor Industrial Development Corp. Revenue Refunding Bonds, BASF Corp. Project,
0.70%, 9/9/16(1)	12,200	12,200
Brazos River Harbor Revenue Bonds, BASF Corp. Project,
0.75%, 9/9/16(1)	19,500	19,500
Clipper Tax-Exempt Participation Certificate Trust Revenue Bonds, Series 2009-56 (Non-AMT),
0.60%, 9/9/16(1) (2)	16,120	16,120
Gulf Coast IDA Revenue Bonds, ExxonMobil Project,
0.57%, 9/1/16(1)	27,905	27,905
Harris County G.O. Unlimited Refunding Bonds, Series B, Refunded Balance,
(U.S. Treasury Escrowed),
5.00%, 10/1/16(3)	15,835	15,894
Harris County Hospital District Revenue Refunding Bonds, Senior Lien,
(JPMorgan Chase Bank N.A. LOC),
0.57%, 9/9/16(1)	25,975	25,975
Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds, ExxonMobil,
(Exxon Mobil Corp. Gtd.),
0.58%, 9/1/16(1)	10,055	10,055
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding Bonds, Series A, ExxonMobil Project,
0.58%, 9/1/16(1)	32,590	32,590
Lubbock Independent School District G.O. Unlimited Bonds, Series A,
(Texas Permanent School Fund Program Guaranty Insured),
0.58%, 9/9/16(1)	6,645	6,645
Mesquite Independent School District G.O. Unlimited Bonds, Series A,
(Texas Permanent School Fund Program Guaranty Insured),
0.58%, 9/9/16(1)	5,460	5,460
Panhandle Regional HFA Revenue Bonds, Jason Ave Residential Apartments,
(FHLMC LOC),
0.60%, 9/9/16(1)	7,000	7,000
Port Arthur Navigation District Exempt Facilities Revenue Bonds, Total Petrochemicals USA,
(Total S.A. Gtd.),
0.70%, 9/9/16(1)	7,700	7,700
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue Bonds, Total Petrochemicals,
(Total S.A. Gtd.),
0.70%, 9/9/16(1)	20,000	20,000
Tarrant County Cultural Education Facilities Corp. Revenue Refunding Bonds, Series C-1, Christus Health,
(Sumitomo Mitsui Banking Corp. LOC),
0.65%, 9/9/16(1)	8,285	8,285
Tarrant County MFH Financial Corp. Revenue Bonds, Gateway Apartments,
(FNMA LOC),
0.62%, 9/9/16(1)	1,690	1,690

Texas State Department of Housing & Community Affairs Revenue Bonds, Series A-1, Timber Point Apartments,
(FHLMC LOC),
0.68%, 9/9/16(1)	5,530	5,530
Texas State Department of Housing & Community Affairs Revenue Bonds, Tower Ridge Apartments,
(FNMA LOC),
0.70%, 9/9/16(1)	15,000	15,000
Texas State Refunding G.O. Unlimited Bonds, Veteran Housing Assistance,
0.55%, 9/9/16(1)	8,945	8,945
University of Texas Revenue Refunding Bonds, Series B, Financing System,
0.56%, 9/9/16(1)	14,835	14,835

		302,499

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 85.5% continued
Utah - 0.3%
Utah State HFA Revenue Bonds, Series SFM-C-I (AMT), Single Family Mortgage,
0.71%, 9/9/16(1)	$4,270	$4,270
Utah State Housing Corp. SFM Revenue Bonds, Series A-1-CL I,
0.71%, 9/9/16(1)	4,060	4,060
Utah State Housing Corp. SFM Revenue Bonds, Series F-1,
0.71%, 9/9/16(1)	3,830	3,830

		12,160

Virginia - 0.3%
Lynchburg IDA Revenue Bonds, Series B, Centra Health,
(Branch Banking & Trust Co. LOC),
0.63%, 9/9/16(1)	13,400	13,400

Washington - 0.7%
Washington State Housing Finance Commission Revenue Bonds, CAC Portfolio Projects,
(U.S. Treasury Escrowed),
0.50%, 10/1/16(3)	6,450	6,450
Washington State Housing Finance Commission Revenue Bonds, Reserve at Renton Apartments Project,
(FHLB LOC),
0.62%, 9/9/16(1)	8,000	8,000
Washington State Housing Finance Commission Revenue Bonds, Reserve at SEATAC Apartments Project,
(FHLB of San Francisco LOC),
0.62%, 9/9/16(1)	5,500	5,500
Washington State Housing Finance Commission Revenue Bonds, Series A, Alderwood Court Apartments,
(FHLMC LOC),
0.66%, 9/9/16(1)	5,350	5,350
Washington State Housing Finance Commission Revenue Bonds, Series A, Whisperwood Apartments Project,
(FNMA LOC),
0.66%, 9/9/16(1)	4,650	4,650

		29,950

West Virginia - 0.5%
West Virginia State Hospital Financing Authority & Improvement Revenue Refunding Bonds, Series B, Cabell Hospital,
(Branch Banking & Trust Co. LOC),
0.63%, 9/9/16(1)	15,710	15,710
West Virginia State Hospital Financing Authority Revenue Bonds, Charleston Area Medical Center,
(Branch Banking & Trust Co. LOC),
0.64%, 9/9/16(1)	6,210	6,210

		21,920

Wisconsin - 1.3%
Milwaukee Redevelopment Authority Lease Revenue Bonds, University of Wisconsin- Kenilworth Project,
(U.S. Bank N.A. LOC),
0.58%, 9/9/16(1)	31,425	31,425
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Put Option Mequon Jewish Project,
(JPMorgan Chase Bank N.A. LOC),
0.65%, 9/9/16(1)	3,390	3,390

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Put Option Oakwood Village,
(Bank of Montreal LOC),
0.60%, 9/9/16(1)	8,385	8,385
Wisconsin State Housing & EDA Bonds, Series B,
0.70%, 9/9/16(1)	4,800	4,800
Wisconsin State Housing & EDA Homeownership Revenue Bonds, Series C (Non-AMT),
0.60%, 9/9/16(1)	5,500	5,500

		53,500

Municipal States Pooled Securities - 9.2%
FHLMC MFH Certificate Revenue Bonds, Series M015, Class A,
(FHLMC LOC),
0.63%, 9/9/16(1) (4)	60,500	60,500
FHLMC MFH Certificate Revenue Bonds, Series M017, Class A,
(FHLMC LOC),
0.59%, 9/9/16(1) (4)	91,500	91,500

MONEY MARKET PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 85.5% continued
Municipal States Pooled Securities - 9.2% continued
FHLMC MFH Certificate Revenue Bonds, Series M019, Class A,
(FHLMC LOC),
0.63%, 9/9/16(1) (4)	$14,858	$14,858
FHLMC MFH Certificate Revenue Bonds, Series M021, Class A,
(FHLMC LOC),
0.63%, 9/9/16(1) (4)	32,705	32,705
FHLMC MFH Certificate Revenue Bonds, Series M024, Class A,
1.13%, 9/9/16(1) (4)	16,755	16,755
FHLMC MFH Certificate Revenue Bonds, Series M028, Class A,
0.65%, 9/9/16(1) (4)	43,635	43,635
FHLMC MFH Certificate Revenue Bonds, Series M031, Class A,
(FHLMC LOC),
0.59%, 9/9/16(1) (4)	11,335	11,335
FHLMC MFH Certificate Revenue Bonds, Series M033, Class V,
(FHLMC LOC),
0.59%, 9/9/16(1) (4)	10,505	10,505
Nuveen Enhanced Municipal Credit Opportunities Fund Tax-Exempt Preferred, Series 2,
0.69%, 9/9/16(1) (2)	30,000	30,000
Nuveen Enhanced Municipal Credit Opportunities Fund Tax-Exempt Preferred, Series 3,
0.68%, 9/9/16(1)	10,000	10,000
Nuveen Municipal Market Opportunity Fund, Inc. Tax-Exempt Demand Preferred, Series 1,
0.68%, 9/9/16(1) (2)	42,400	42,400
Sunamerica Trust Various States Certificate Revenue Bonds, Class A Series 2,
(FHLMC LOC),
0.62%, 9/9/16(1)	21,500	21,500

		385,693

Total Municipal Investments (Cost $3,600,114)		3,600,114

Total Investments - 94.7% (Cost $3,985,807)(5)		3,985,807

Other Assets less Liabilities - 5.3%		223,379

NET ASSETS - 100.0%		$4,209,186

(1)	Variable rate security. Rate as of August 31, 2016 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(3)	Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	The cost for federal income tax purposes was approximately $3,985,807,000.

Percentages shown are based on Net Assets.

At August 31, 2016, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Housing	26.2%
Hospital	14.8
IDB & PCR	10.9
State	5.7
City	5.7
Transportation	5.4
University	5.0
All other sectors less than 5%	26.3

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of August 31, 2016:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Portfolio(1)	$—	$3,985,807	$—	$3,985,807

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2015.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued	AUGUST 31, 2016 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMHA - Akron Metropolitan Housing Authority

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

CP - Commercial Paper

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LOC - Letter of Credit

MFH - Multifamily Housing

PCR - Pollution Control Revenue

SFH - Single Family Housing

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

MONEY MARKET PORTFOLIOS    16    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 19.0%
ABS Other - 19.0%
Alpine Securitization Ltd.,
0.56%, 9/16/16(1)	$50,000	$49,989
Atlantic Asset Securitization LLC,
0.56%, 9/2/16	35,000	34,999
0.55%, 9/8/16(1)	32,100	32,097
Barton Capital S.A.,
0.78%, 10/6/16(1)	24,250	24,232
Bennington Stark Capital Co. LLC,
0.62%, 9/6/16	30,000	29,997
0.56%, 9/12/16	45,000	44,992
Chariot Funding LLC,
0.54%, 9/26/16(1)	57,000	56,977
Concord Minutemen Capital Co. LLC, Class A,
0.48%, 9/6/16(1)	30,000	29,998
0.56%, 9/6/16(1)	43,000	42,997
CRC Funding LLC,
0.48%, 9/2/16	20,000	20,000
0.92%, 12/6/16(1)	35,000	34,915
Gotham Funding Corp.,
0.60%, 9/12/16	28,000	27,995
0.58%, 9/13/16(1)	15,000	14,997
Lexington Parker Capital Co. LLC,
0.43%, 9/1/16(1)	25,000	25,000
0.49%, 9/8/16	39,000	38,996
Liberty Street Funding LLC,
0.62%, 9/23/16	45,000	44,983
0.64%, 9/27/16(1)	20,000	19,991
LMA Americas LLC,
0.69%, 9/1/16(1)	34,400	34,400
Regency Markets No. 1 LLC,
0.56%, 9/20/16(1)	40,095	40,083
Thunder Bay Funding LLC,
0.66%, 10/27/16(1)	50,000	49,948
Victory Receivables Corp.,
0.60%, 9/14/16(1)	40,037	40,029
0.61%, 9/19/16(1)	40,000	39,988

		777,603

Total ABS Commercial Paper (Cost $777,603)		777,603

CERTIFICATES OF DEPOSIT - 17.5%
Banking - 17.5%
Bank of America N.A., New York Branch,
0.90%, 11/4/16	25,000	25,000
Bank of Montreal, Chicago Branch,
0.48%, 9/15/16	42,000	42,000
1.14%, 4/6/17	25,000	25,000
Bank of Nova Scotia, Toronto Branch,
1.07%, 10/12/16(2)	30,000	30,000
Citibank N.A.,
0.80%, 11/1/16	20,000	20,000
Citibank N.A., New York Branch,
0.63%, 9/1/16	35,000	35,000
Cooperatieve Rabobank U.A.,
0.89%, 11/1/16	30,000	30,000
Mitsubishi UFJ Trust & Banking Corp.,
0.59%, 9/6/16	20,000	20,000
Norinchukin Bank, New York Branch,
0.63%, 9/1/16	45,000	45,000
Oversea-Chinese Banking Corp. Ltd.,
0.54%, 9/2/16	20,000	20,000
0.69%, 10/17/16	40,000	40,000
Royal Bank of Canada, New York Branch,
0.89%, 9/2/16	22,000	22,000
0.83%, 9/19/16(3)	15,000	15,000
0.94%, 11/1/16	35,000	35,013
0.96%, 11/22/16	10,000	10,000
Skandinaviska Enskilda Banken AB,
0.85%, 10/21/16	25,000	25,000
0.79%, 11/17/16	42,000	42,000
Sumitomo Mitsui Banking Corp., New York Branch,
0.57%, 9/7/16	40,000	40,000
Svenska Handelsbanken AB, New York Branch,
0.93%, 1/3/17	35,000	35,000
Toronto Dominion Bank, New York Branch,
0.60%, 9/16/16	40,000	40,000
1.15%, 3/10/17	17,000	17,000
1.15%, 4/18/17	25,000	25,000
Wells Fargo Bank N.A.,
0.79%, 9/22/16(3)	11,000	11,000
Wells Fargo Bank West N.A.,
0.85%, 9/1/16	18,000	18,000
0.96%, 12/1/16	25,000	25,000
Westpac Banking Corp, New York Branch,
1.04%, 9/1/16(2)	10,000	10,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 17.5% continued
Banking - 17.5% continued
0.86%, 9/26/16	$15,000	$15,000

		717,013

Total Certificates of Deposit (Cost $717,013)		717,013

COMMERCIAL PAPER - 14.5%
Banking - 6.9%
Bank of Nova Scotia,
0.61%, 9/21/16(1)	30,000	29,990
BNP Paribas S.A., New York Branch,
0.29%, 9/1/16	137,000	137,000
Commonwealth Bank of Australia, New York Branch,
1.20%, 11/29/16(1) (2)	24,000	24,000
DBS Bank Ltd.,
0.85%, 11/18/16(1)	40,000	39,926
National Australia Bank Ltd.,
0.74%, 11/1/16(1)	35,000	34,957
Westpac Banking Corp.,
1.23%, 3/10/17(1)	15,000	14,904

		280,777

Diversified Manufacturing - 4.4%
GE Capital Treasury Services US LLC,
0.35%, 9/1/16	40,000	40,000
General Electric Co.,
0.35%, 9/1/16	90,000	90,000
0.35%, 9/6/16	50,000	49,998

		179,998

Foreign Agencies - 1.0%
Caisse Des Depots Et Consignations,
0.46%, 9/6/16(1)	41,000	40,997

Foreign Local Government - 1.7%
NRW.BANK,
0.48%, 9/13/16	40,000	39,994
0.52%, 9/20/16(1)	30,000	29,991

		69,985

Tobacco - 0.5%
Philip Morris International, Inc.,
0.45%, 9/2/16(1)	21,000	21,000

Total Commercial Paper (Cost $592,757)		592,757

CORPORATE NOTES/BONDS - 0.1%
Foreign Agencies - 0.1%
Export Development Canada,
0.50%, 9/1/16(1) (2)	2,000	2,000

Total Corporate Notes/Bonds (Cost $2,000)		2,000

EURODOLLAR TIME DEPOSITS - 23.2%
Banking - 23.2%
Australia and New Zealand Banking Group,
0.31%, 9/1/16	135,000	135,000
Credit Agricole S.A., London Branch,
0.31%, 9/1/16	75,000	75,000
Credit Industriel et Commercial, Grand Cayman Branch,
0.31%, 9/1/16	150,000	150,000
DNB Bank ASA, Grand Cayman Branch,
0.30%, 9/1/16	60,000	60,000
Natixis, Grand Cayman Branch,
0.31%, 9/1/16	175,000	175,000
Nordea Bank Finland PLC, New York,
0.30%, 9/1/16	50,000	50,000
Shizuoka Bank Ltd., New York Branch,
0.47%, 9/2/16	30,000	30,000
0.47%, 9/6/16	13,000	13,000
Skandinaviska Enskilda Banken AB, Grand Cayman Branch,
0.30%, 9/1/16	129,571	129,571
Svenska Handelsbanken AB, Cayman Islands,
0.30%, 9/1/16	39,000	39,000
Swedbank AB, New York Branch,
0.30%, 9/1/16	90,000	90,000

		946,571

Total Eurodollar Time Deposits (Cost $946,571)		946,571

U.S. GOVERNMENT AGENCIES - 1.7%(4)
Federal Farm Credit Bank - 1.4%
FFCB Notes,
0.47%, 9/6/16(2)	10,000	10,000
0.51%, 9/19/16(2)	19,475	19,476
0.50%, 9/22/16(2)	3,000	3,000
0.54%, 9/29/16(2)	5,000	4,999
0.53%, 9/30/16(2)	20,000	20,001

		57,476

PRIME OBLIGATIONS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 1.7%(4) continued
Federal National Mortgage Association - 0.3%
FNMA Bond,
5.25%, 9/15/16	$10,000	$10,018

Total U.S. Government Agencies (Cost $67,494)		67,494

U.S. GOVERNMENT OBLIGATIONS - 6.0%
U.S. Treasury Floating Rate Notes - 3.7%
0.39%, 9/1/16(2)	39,000	39,000
0.41%, 9/1/16(2)	23,000	22,991
0.42%, 9/1/16(2)	33,000	33,000
0.50%, 9/1/16(2)	31,000	30,993
0.53%, 9/1/16(2)	13,000	12,999
0.61%, 9/1/16(2)	14,000	13,996

		152,979

U.S. Treasury Notes - 2.3%
0.38%, 10/31/16	7,000	7,000
0.63%, 11/15/16	15,000	15,004
0.50%, 11/30/16	31,000	31,003
0.63%, 5/31/17	40,000	40,002

		93,009

Total U.S. Government Obligations (Cost $245,988)		245,988

MUNICIPAL INVESTMENTS - 13.1%
Arizona - 0.7%
Arizona State Health Facilities Authority Revenue Bonds, Series G, Banner Health,
(Wells Fargo Bank N.A. LOC)
0.64%, 9/9/16(5)	27,180	27,180

California - 1.0%
California State Health Facilities Financing Authority Revenue Bonds, Series I, Dignity Health,
(Mizuho Bank Ltd. LOC)
0.65%, 9/9/16(5)	13,700	13,700
California State Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC)
0.65%, 9/13/16	26,000	26,000

		39,700

Florida - 2.3%
JEA Electric System Revenue Bonds, Series Three-C-1,
0.59%, 9/9/16(5)	43,945	43,945
JEA Water & Sewer System Revenue Bonds, Series A-2,
(Sumitomo Mitsui Banking Corp. LOC)
0.60%, 9/9/16(5)	51,520	51,520

		95,465

Georgia - 1.1%
Cobb County Kennestone Hospital Authority Revenue Bonds, Series A,
(Bank of America N.A. LOC)
0.61%, 9/9/16(5)	44,400	44,400

Illinois - 0.8%
Illinois State Finance Authority Revenue Bonds, Subseries C-1, Advocate Health,
0.59%, 9/9/16(5)	34,000	34,000

Kansas - 0.9%
Burlington City Environment Improvement Revenue Refunding Bonds, Kansas City Power & Light,

(Mizuho Bank Ltd. LOC)
0.67%, 9/9/16(5)	37,550	37,550

Kentucky - 0.2%
Kentucky State Housing Corp. Housing Taxable Revenue Bonds, Series O,
0.59%, 9/9/16(5)	6,005	6,005

Nevada - 1.1%
Clark County Airport Revenue Bonds, Sub Lien, Series B-1 (AMT),
(Citibank N.A. LOC)
0.61%, 9/9/16(5)	46,710	46,710

New York - 4.0%
New York City G.O. Unlimited Bonds, Fiscal 2015 Subseries F-4,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC)
0.52%, 9/9/16(5)	25,900	25,900
New York City G.O. Unlimited Bonds, Series E, Subseries E-3,
(Bank of America N.A. LOC)
0.60%, 9/9/16(5)	51,400	51,400
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Bonds, Series AA-2,
0.55%, 9/9/16(5)	62,300	62,300

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 13.1% continued
New York - 4.0% continued
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B-3,
0.65%, 9/9/16(5)	$24,900	$24,900

		164,500

West Virginia - 1.0%
West Virginia State Hospital Financing Authority & Improvement Revenue Refunding Bonds, Series A, Cabell Hospital,
(Branch Banking & Trust Co. LOC)
0.63%, 9/9/16(5)	40,130	40,130

Total Municipal Investments (Cost $535,640)		535,640

Investments, at Amortized Cost ($3,885,066)		3,885,066

REPURCHASE AGREEMENTS - 4.1%
Joint Repurchase Agreements - 0.4%(6) (7)
Bank of America Securities LLC, dated 8/31/16, repurchase price $8,253
0.26%, 9/8/16	8,253	8,253
Societe Generale, New York Branch, dated 8/31/16, repurchase price $8,253
0.32%, 9/8/16	8,253	8,253

		16,506

Repurchase Agreements - 3.7%(8)
Citigroup Global Markets, Inc., dated 8/31/16, repurchase price $58,728
0.34%, 9/1/16	58,727	58,727
JPMorgan Securities LLC, dated 8/31/16, repurchase price $15,008
0.55%, 10/5/16	15,000	15,000
JPMorgan Securities LLC, dated 8/31/16, repurchase price $78,054
0.70%, 12/4/16	78,000	78,000

		151,727

Total Repurchase Agreements (Cost $168,233)		168,233

Total Investments - 99.2% (Cost $4,053,299)(9)		4,053,299

Other Assets less Liabilities - 0.8%		34,250

NET ASSETS - 100.0%		$4,087,549

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(2)	Variable rate security. Rate as of August 31, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Variable rate security. Rate as of August 31, 2016 is disclosed.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	Variable rate security. Rate as of August 31, 2016 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$7,373	3.13%	8/15/44
U.S. Treasury Notes	$9,453	0.13%	4/15/17 - 4/15/19

Total	$16,826

(7)	Interest rates are reset daily and interest is payable monthly.
(8)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Common Stock	$16,209	Not Applicable	Not Applicable
FNMA	$80,345	3.00% - 4.50%	7/1/22 - 9/1/46
U.S. Treasury Notes	$59,902	2.75% - 4.50%	5/15/17 - 2/15/19

Total	$156,456

(9)	The cost for federal income tax purposes was approximately $4,053,299,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

PRIME OBLIGATIONS PORTFOLIO    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of August 31, 2016:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Prime Obligations Portfolio(1)	$—	$4,053,299	$—	$4,053,299

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2015.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS - Asset-Backed Securities

AMT - Alternative Minimum Tax

CP - Commercial Paper

FFCB - Federal Farm Credit Bank

FNMA - Federal National Mortgage Association

G.O. - General Obligation

LOC - Letter of Credit

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	AUGUST 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.5%(1)
Federal Farm Credit Bank - 10.0%
FFCB Discount Notes,
0.38%, 9/28/16(2)	$25,000	$24,993
0.26%, 10/3/16(2)	40,000	39,991
0.36%, 10/3/16(2)	15,000	14,995
0.26%, 10/4/16(2)	25,000	24,994
0.38%, 10/7/16(2)	25,000	24,991
0.63%, 11/29/16(2)	50,000	49,923
FFCB Notes,
0.50%, 9/2/16(3)	10,000	10,000
0.47%, 9/6/16(3)	25,000	25,000
0.52%, 9/13/16(3)	5,000	4,999
0.51%, 9/19/16(3)	9,000	9,000
0.49%, 9/20/16(4)	25,000	25,000
0.54%, 9/22/16(3)	52,000	51,972
0.54%, 9/29/16(3)	5,000	4,999
0.53%, 9/30/16(3)	11,000	11,001

		321,858

Federal Home Loan Bank - 14.5%
FHLB Bonds,
0.52%, 9/16/16	10,000	10,000
0.50%, 9/28/16	5,000	5,000
FHLB Discount Notes,
0.30%, 10/13/16(2)	50,000	49,982
0.45%, 10/25/16(2)	10,000	9,993
0.60%, 12/14/16(2)	59,000	58,898
0.49%, 3/1/17(2)	40,000	39,903
FHLB Notes,
0.51%, 9/1/16(3)	50,000	50,000
0.57%, 9/7/16(3)	10,000	9,999
0.47%, 9/8/16(4)	10,000	10,000
0.64%, 9/12/16(3)	10,000	10,000
0.60%, 9/17/16(3)	10,000	10,000
0.51%, 9/25/16(3)	30,000	30,000
0.51%, 9/27/16(3)	50,000	50,000
0.61%, 9/27/16(3)	10,000	10,000
0.73%, 11/8/16(3)	15,000	15,000
0.68%, 11/13/16(3)	20,000	19,999
0.67%, 11/25/16(4)	35,000	35,000
0.70%, 11/27/16(3)	40,000	40,000

		463,774

Federal Home Loan Mortgage Corporation - 2.5%
FHLMC Discount Note,
0.20%, 9/1/16(2)	25,151	25,151
FHLMC Notes,
0.50%, 9/16/16(4)	24,000	24,000
0.56%, 9/27/16(3)	30,000	29,996

		79,147

Federal National Mortgage Association - 0.5%
FNMA Bond,
5.25%, 9/15/16	10,000	10,018

FNMA Note,
0.51%, 9/5/16(3)	5,000	4,999

		15,017

Total U.S. Government Agencies (Cost $879,796)		879,796

U.S. GOVERNMENT OBLIGATIONS - 24.1%
U.S. Treasury Bills - 7.2%
0.27%, 9/22/16(2)	50,000	49,992
0.24%, 9/29/16(2)	62,000	61,988
0.47%, 11/10/16(2)	35,000	34,968
0.51%, 11/10/16(2)	35,000	34,966
0.61%, 4/27/17(2)	25,000	24,900
0.59%, 8/17/17(2)	25,000	24,858

		231,672

U.S. Treasury Floating Rate Notes - 9.0%
0.39%, 9/1/16(3)	16,000	16,000
0.50%, 9/1/16(3)	50,000	49,988
0.53%, 9/1/16(3)	101,000	101,016
0.61%, 9/1/16(3)	120,000	120,061

		287,065

U.S. Treasury Notes - 7.9%
0.63%, 10/15/16	11,000	11,004
0.38%, 10/31/16	11,000	11,000
0.63%, 11/15/16	22,000	22,005
0.50%, 11/30/16	34,000	34,003
0.63%, 5/31/17	120,000	120,012
0.75%, 6/30/17	55,000	55,053

		253,077

Total U.S. Government Obligations (Cost $771,814)		771,814

Investments, at Amortized Cost ($1,651,610)		1,651,610

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1     LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 49.5%
Joint Repurchase Agreements - 5.9%(5) (6)
Bank of America Securities LLC, dated 8/31/16, repurchase price $94,674
0.26%, 9/8/16	$94,668	$94,669
Societe Generale, New York Branch, dated 8/31/16, repurchase price $94,675
0.32%, 9/8/16	94,668	94,668

		189,337

Repurchase Agreements - 43.6%(7)
Bank of America N.A., dated 8/31/16, repurchase price $405,004
0.33%, 9/1/16	405,000	405,000
BNP Paribas S.A., dated 8/31/16, repurchase price $10,000
0.31%, 9/1/16	10,000	10,000
Citigroup Global Markets, Inc., dated 8/31/16, repurchase price $330,003
0.34%, 9/1/16	330,000	330,000
HSBC Securities (USA), Inc., dated 8/31/16, repurchase price $150,001
0.26%, 9/1/16	150,000	150,000
Societe Generale, New York Branch, dated 8/31/16, repurchase price $500,004
0.32%, 9/1/16	500,000	500,000

		1,395,000

Total Repurchase Agreements (Cost $1,584,337)		1,584,337

Total Investments - 101.1% (Cost $3,235,947)(8)		3,235,947

Liabilities less Other Assets - (1.1)%		(34,854)

NET ASSETS - 100.0%		$3,201,093

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of August 31, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(4)	Variable rate security. Rate as of August 31, 2016 is disclosed.
(5)	Interest rates are reset daily and interest is payable monthly.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$84,577	3.13%	8/15/44
U.S. Treasury Notes	$108,428	0.13%	4/15/17 - 4/15/19

Total	$193,005

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$243,249	3.00%	6/1/45
FNMA	$173,902	3.00%	4/1/45
U.S. Treasury Bonds	$324,634	3.13% - 3.38%	5/15/44 - 8/15/44
U.S. Treasury Notes	$685,167	0.63% - 3.13%	10/15/16 - 8/31/23

Total	$1,426,952

(8)	The cost for federal income tax purposes was approximately $3,235,947,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of August 31, 2016:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio(1)	$—	$3,235,947	$—	$3,235,947

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on November 30, 2015.

LIQUID ASSETS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2016 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    LIQUID ASSETS PORTFOLIO

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 27, 2016

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	October 27, 2016